As Filed Electronically with the Securities and Exchange Commission on February 17, 2005

Securities Act File No. 333-

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.      ☐

Post-Effective Amendment No.      ☐

SCUDDER VARIABLE SERIES I

(Exact Name of Registrant as Specified in Charter)

Two International Place

Boston, Massachusetts 02110-4103

(Address of Principal Executive Offices) (Zip Code)

617-295-2572

(Registrant’s Area Code and Telephone Number)

John Millette

Deutsche Investment Management Americas Inc.

Two International Place

Boston, Massachusetts 02110-4103

(Name and Address of Agent for Service)

With copies to:

John W. Gerstmayr, Esq. Thomas R. Hiller, Esq. Ropes & Gray LLP One International Place Boston, Massachusetts 02110-2624	Cathy G. O’Kelly, Esq. David A. Sturms, Esq. Vedder, Price, Kaufman & Kammholz, P.C. 222 North LaSalle Street Chicago, Illinois 60601

TITLE OF SECURITIES BEING REGISTERED:

Shares of the Capital Growth Portfolio Series of the Registrant

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

Questions & Answers

Scudder Growth Portfolio and
SVS Eagle Focused Large Cap Growth Portfolio

Scudder Variable Series II

Q&A

Q What is happening?

A Deutsche Asset Management (“DeAM”), the investment manager for the Scudder funds, has initiated a program to reorganize and merge selected funds within the Scudder fund family.

Q What issue am I being asked to vote on?

A You are being asked to vote on one of two proposals, as applicable: (1) to merge Scudder Growth Portfolio into Capital Growth Portfolio or (2) to merge SVS Eagle Focused Large Cap Growth Portfolio (together with Scudder Growth Portfolio, the “Acquired Funds”) into Capital Growth Portfolio. Scudder Growth Portfolio and Capital Growth Portfolio are managed by the same portfolio management team, whereas SVS Eagle Focused Large Cap Growth Portfolio is managed by a different portfolio management team. All three funds seek to achieve similar investment objectives through similar types of investments.

After carefully reviewing the proposals, the Board of Scudder Variable Series II, of which each Acquired Fund is a series, has determined that each merger is in the best interest of the applicable Acquired Fund. The Board recommends that you vote for the proposal that applies to you.

Q I am the owner of a variable life insurance policy or a variable annuity contract offered by my insurance company. I am not a shareholder of an Acquired Fund. Why am I being asked to vote on a proposal for shareholders of an Acquired Fund?

A You have previously directed your insurance company to invest certain proceeds relating to your variable life insurance policy and/or variable annuity contract (each a

Q&A continued

“Contract”) in an Acquired Fund. Although you receive gains, losses and income from this investment, your insurance company holds on your behalf any shares corresponding to your investment in the Acquired Fund. Thus, you are not the “shareholder” of the Acquired Fund; rather, your insurance company is the shareholder. However, you have the right to instruct your insurance company on how to vote the Acquired Fund shares corresponding to your investment through your Contract. It is your insurance company, as the shareholder, that will actually vote the shares corresponding to your investment (likely by executing a proxy card) once it receives instructions from its Contract owners.

The attached Prospectus/Proxy Statement is, therefore, used to solicit voting instructions from you and other owners of Contracts. All persons entitled to direct the voting of shares of an Acquired Fund, whether or not they are shareholders, are described as voting for purposes of the prospectus/proxy statement. Please see page 1 of the attached prospectus/proxy statement for more details.

Q Why has this proposal been made for my Acquired Fund?

A The merger of Scudder Growth Portfolio into Capital Growth Portfolio is intended to create a more streamlined line-up of Scudder funds, which DeAM believes may help enhance performance and increase the efficiency of DeAM’s operations. With respect to SVS Eagle Focused Large Cap Growth Portfolio, the merger addresses two issues: (i) it addresses the long-term underperformance of the Fund by having DeAM, in effect, assume investment responsibility from the Fund’s current sub-adviser, Eagle Asset Management, and (ii) it merges the Fund into the larger Capital Growth Portfolio (a Fund with the same portfolio management team as DeAM would propose to manage the Fund) as a part of DeAM’s overall program to streamline its line-up of Scudder funds (with the resulting potential economies of scale and other advantages of the proposed merger). The combined fund will pay a lower management fee than your Acquired Fund. In addition, merging the funds means that the costs of operating the combined fund are anticipated to be spread across a larger asset base, which may result in greater cost efficiencies and the potential for greater economies of scale. Finally, DeAM has agreed to cap the expenses of the combined fund at levels [lower] than the

Q&A continued

expense ratios currently paid by your Acquired Fund for approximately three years following the merger. Consequently, the combined fund is expected to have [lower] total operating expense ratios than your Acquired Fund.

Q Will I have to pay taxes as a result of the merger of my fund?

A Each merger is expected to be a tax-free reorganization for federal income tax purposes and will not take place unless special tax counsel provides an opinion to that effect. However, if you choose to redeem or exchange your investment by surrendering your Contract or initiating a partial withdrawal, you may be subject to taxes and tax penalties.

Q Upon merger, how will the value of my investment change?

A The aggregate value of your investment will not change as a result of the merger. It is likely, however, that the number of shares owned by your insurance company on your behalf will change as a result of the merger because your insurance company’s shares will be exchanged at the net asset value per share of Capital Growth Portfolio, which will probably be different from the net asset value per share of your Acquired Fund.

Q Will any fund pay for the solicitation of voting instructions and legal costs associated with this solicitation?

A No. DeAM will bear these costs.

Q When would the mergers take place?

A If approved, each merger would occur on or about May 2, 2005 or as soon as reasonably practicable after shareholder approval is obtained. Shortly after completion of each merger, shareholders whose accounts are affected by a merger (i.e., your insurance company) will receive a confirmation statement reflecting their new account number and the number of shares of Capital Growth Portfolio they are receiving. Subsequently, you will be notified of changes to your account information by your insurance company.

Q Are the mergers related?

A No. Each Acquired Fund’s shareholders will vote separately on the merger of their Acquired Fund into Capital Growth Portfolio. The merger of one Acquired Fund into

Q&A continued

Capital Growth Portfolio is not contingent upon the approval of the other Acquired Fund’s shareholders. Each merger is separate and distinct from the other, and each would be governed by a separate Agreement and Plan of Reorganization.

Q How can I vote?

A You can vote in any one of three ways:

■	Through the Internet, by going to the website listed on your voting instruction form;

■	By telephone, with a toll-free call to the number listed on your voting instruction form; or

■	By mail, by sending the enclosed voting instruction form, signed and dated, in the enclosed envelope.

We encourage you to vote over the Internet or by telephone, following the instructions that appear on your voting instruction form. Whichever method you choose, please take the time to read the full text of the Prospectus/Proxy Statement before you vote.

Q If I send in my voting instructions now as requested, can I change my vote later?

A Shareholders may revoke proxies, including proxies given by telephone or over the Internet, at any time before they are voted at the special meeting either (i) by sending a written revocation to the Secretary of Scudder Variable Series II as explained in the Prospectus/Proxy Statement; (ii) by properly executing a later-dated proxy that is received by the fund at or prior to the special meeting or (iii) by attending the special meeting and voting in person. Only a shareholder may execute or revoke a proxy. You should consult your insurance company regarding your ability to revoke voting instructions after you have provided them to your insurance company.

Q Whom should I call for additional information about this Prospectus/Proxy Statement?

A Please call Georgeson Shareholder, your Acquired Fund’s proxy solicitor, at 1-888-288-5518.

SCUDDER GROWTH PORTFOLIO

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO

A Message from the Funds’ Chief Executive Officer

[mailing date]

Dear Investor:

I am writing to you to ask you to instruct your insurance company as to how to vote on an important matter that affects your investment in Scudder Growth Portfolio (“Growth Portfolio”) or SVS Eagle Focused Large Cap Growth Portfolio (“Eagle Portfolio”), as applicable. You may provide your instructions by filling out and signing the enclosed voting instruction form, or by recording your instructions by telephone or through the Internet.

We are asking for your voting instructions on the following matter:

Proposal for Growth Portfolio:	Approval of a proposed merger of Growth Portfolio into Capital Growth Portfolio. In this merger, your investment in Growth Portfolio would, in effect, be exchanged, on a tax-free basis for federal income tax purposes, for an investment in the same class of shares of Capital Growth Portfolio with an equal aggregate net asset value.

Proposal for Eagle Portfolio:	Approval of a proposed merger of Eagle Portfolio into Capital Growth Portfolio. In this merger, your investment in Eagle Portfolio would, in effect, be exchanged, on a tax-free basis for federal income tax purposes, for an investment in the same class of shares of Capital Growth Portfolio with an equal aggregate net asset value.

The proposed mergers are part of a program initiated by Deutsche Asset Management (“DeAM”), the investment manager for the Scudder funds. This overall program is intended to provide a more streamlined selection of investment options that is consistent with the changing needs of investors and will enable DeAM to:

•	Eliminate redundancies within the Scudder fund family by reorganizing and combining certain funds; and

•	Focus its investment resources on a core set of mutual funds that best meets investor needs.

In determining to recommend approval of the mergers, the Trustees of Scudder Variable Series II, of which the Acquired Funds are series, considered the following factors, among others:

•	With respect to Growth Portfolio, DeAM’s overall program to reorganize and combine selected funds within the Scudder fund family gives the portfolio management team the opportunity to focus its efforts on managing the combined fund and offers a uniform distribution platform for the combined fund;

•	With respect to Eagle Portfolio, the merger addresses two issues: (i) it addresses the long-term underperformance of the Fund by having DeAM, in effect, assume investment responsibility from the Fund’s current sub-adviser, Eagle Asset Management, and (ii) it merges the Fund into the larger Capital Growth Portfolio (a Fund with the same portfolio management team as DeAM would propose to manage the Fund) as a part of DeAM’s overall program to streamline its line-up of Scudder funds (with the resulting potential economies of scale and other advantages of the proposed merger);

•	Acquired Fund investors will have the opportunity to invest in a larger fund with similar investment policies;

•	Investors will have the potential for economies of scale; and

•	DeAM’s agreement to pay all costs associated with the merger.

The investment objectives and policies of Capital Growth Portfolio are similar to those of the Acquired Funds. If the proposed mergers are approved, the Board expects that the proposed changes will take effect during the second calendar quarter of 2005.

Included in this booklet is information about the upcoming shareholders’ meetings:

•	A Notice of a Special Meeting of Shareholders, which summarizes the issue for which you are being asked to provide voting instructions; and

•	A Prospectus/Proxy Statement, which provides detailed information on Capital Growth Portfolio, the specific proposals being considered at the shareholders’ meetings, and why the proposals are being made.

We need your voting instructions and urge you to review the enclosed materials thoroughly. Once you’ve determined how you would like your interests to be represented, please promptly complete, sign, date and return the enclosed voting instruction form, vote by telephone or record your voting instructions through the Internet. A postage-paid envelope is enclosed for mailing, and telephone and Internet voting instructions are listed at the top of your voting instruction form. You may receive more than one voting instruction form. If so, please vote each one.

I’m sure that you, like most people, lead a busy life and are tempted to put this Prospectus/Proxy Statement aside for another day. Please don’t. Your prompt return of the enclosed voting instruction form (or your voting by telephone or through the Internet) may save the necessity and expense of further solicitations.

Your vote is important to us. We appreciate the time and consideration I am sure you will give this important matter. If you have questions about the proposal, please call Georgeson Shareholder, Growth Portfolio’s proxy solicitor, at 1-888-288-5518, or contact your insurance company. Thank you for your continued support of Scudder Investments.

Sincerely yours,

Julian F. Sluyters

Chief Executive Officer

Scudder Variable Series II

SCUDDER GROWTH PORTFOLIO

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO

NOTICE OF SPECIAL MEETINGS OF SHAREHOLDERS

This is the formal agenda for your fund’s shareholder special meeting. It tells you what matter will be voted on and the time and place of the special meeting.

To the Shareholders of Scudder Growth Portfolio and SVS Eagle Focused Large Cap Growth Portfolio:

Special Meetings of Shareholders of Scudder Growth Portfolio (“Growth Portfolio”) and SVS Eagle Focused Large Cap Growth Portfolio (“Eagle Portfolio”) will be held April 15, 2005 at [9:00 a.m.] Eastern time, at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, 27th Floor, New York, New York 10154 (the “Meeting”), to consider the following:

Proposal for Growth Portfolio:	Approving an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all of the assets of Growth Portfolio to Capital Growth Portfolio, in exchange for shares of Capital Growth Portfolio and the assumption by Capital Growth Portfolio of all liabilities of Growth Portfolio, and the distribution of such shares, on a tax-free basis for federal income tax purposes, to the shareholders of Growth Portfolio in complete liquidation of Growth Portfolio.

Proposal for Eagle Portfolio:	Approving an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all of the assets of Eagle Portfolio to Capital Growth Portfolio, in exchange for shares of Capital Growth Portfolio and the assumption by Capital Growth Portfolio of all liabilities of Eagle Portfolio, and the distribution of such shares, on a tax-free basis for federal income tax purposes, to the shareholders of Eagle Portfolio in complete liquidation of Eagle Portfolio.

The persons named as proxies will vote in their discretion on any other business that may properly come before a Meeting or any adjournments or postponements thereof.

Holders of record of shares of Growth Portfolio and Eagle Portfolio at the close of business on [record date] are entitled to vote at the applicable Meeting and at any adjournments or postponements thereof.

In the event that the necessary quorum to transact business or the vote required to approve the merger is not obtained at a Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit such further solicitation of proxies as may be deemed necessary or advisable.

By order of the Trustees

John Millette

Secretary

[mailing date]

WE URGE YOU TO MARK, SIGN, DATE AND MAIL THE ENCLOSED PROXY CARD OR VOTING INSTRUCTION FORM IN THE POSTAGE-PAID ENVELOPE PROVIDED OR RECORD YOUR VOTING INSTRUCTIONS BY TELEPHONE OR THROUGH THE INTERNET SO THAT YOU WILL BE REPRESENTED AT THE MEETING.

INSTRUCTIONS FOR SIGNING PROXY CARDS

AND VOTING INSTRUCTION FORMS

The following general rules for signing proxy cards and voting instruction forms may be of assistance to you and avoid the time and expense involved in validating your vote if you fail to sign your proxy card or voting instruction form properly.

1. Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card or voting instruction form.

2. Joint Accounts: Either party may sign, but the name of the party signing should conform exactly to the name shown in the registration on the proxy card or voting instruction form.

3. All Other Accounts: The capacity of the individual signing the proxy card or voting instruction form should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature
Corporate Accounts
(1) ABC Corp.	ABC Corp., John Doe, Treasurer
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Partnership Accounts
(1) The XYZ Partnership	Jane B. Smith, Partner
(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner

Trust Accounts
(1) ABC Trust Account	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith Jr. UGMA/UTMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

IMPORTANT INFORMATION

FOR OWNERS OF VARIABLE ANNUITY

OR LIFE INSURANCE CONTRACTS INVESTED IN

SCUDDER GROWTH PORTFOLIO OR

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO

This document contains a Prospectus/Proxy Statement and a voting instruction form. You can use your voting instruction form to tell your insurance company how to vote on your behalf on an important issue relating to your investment in Scudder Growth Portfolio or SVS Eagle Focused Large Cap Growth Portfolio (each an “Acquired Fund”), as applicable. If you complete and sign the voting instruction form (or tell your insurance company by telephone or through the Internet how you want it to vote), your insurance company will vote the shares corresponding to your insurance contract exactly as you indicate. If you simply sign the voting instruction form, your insurance company will vote the shares corresponding to your insurance contract in accordance with the Trustees’ recommendation on page [    ]. If you do not return your voting instruction form or record your voting instructions by telephone or through the Internet, your insurance company will vote your shares in the same proportion as shares for which instructions have been received.

We urge you to review the Prospectus/Proxy Statement carefully and either fill out your voting instruction form and return it by mail or record your voting instructions by telephone or through the Internet. You may receive more than one voting instruction form since several shareholder special meetings are being held as part of the broader restructuring program of the Scudder fund family. If so, please vote each one. Your prompt return of the enclosed voting instruction form (or your providing voting instructions by telephone or through the Internet) may save the necessity and expense of further solicitations.

We want to know how you would like your interests to be represented and welcome your comments. Please take a few minutes to read these materials and return your voting instruction form.

If you have any questions, please call Georgeson Shareholder, proxy solicitor for your Acquired Fund, at the special toll-free number we have set up for you (1-888-288-5518) or contact your insurance company.

PROSPECTUS/PROXY STATEMENT

[effective date]

Acquisition of the assets of:	By and in exchange for shares of:

Scudder Growth Portfolio and/or SVS Eagle Focused Large Cap Growth Portfolio each a series of Scudder Variable Series II	Capital Growth Portfolio a series of Scudder Variable Series I

222 South Riverside Plaza Chicago, IL 60606 (617) 295-2572	Two International Place Boston, MA 02110 (617) 295-2572

This Prospectus/Proxy Statement is being furnished in connection with two proposals: (i) the proposed merger of Scudder Growth Portfolio (“Growth Portfolio”) into Capital Growth Portfolio and (ii) the proposed merger of SVS Eagle Focused Large Cap Growth Portfolio (“Eagle Portfolio” and, together with Growth Portfolio, the “Acquired Funds”) into Capital Growth Portfolio. Capital Growth Portfolio and the Acquired Funds are referred to herein collectively as the “Funds,” and each is referred to herein individually as a “Fund.” As a result of the proposed mergers, each Acquired Fund shareholder will receive a number of full and fractional shares of the corresponding class of Capital Growth Portfolio equal in value as of the Valuation Time (as defined below on page [    ]) to the total value of such shareholder’s Acquired Fund shares. Each Acquired Fund’s shareholders will vote separately on the merger of their Acquired Fund into Capital Growth Portfolio, with each merger being separate and distinct from the other. The merger of one Acquired Fund into Capital Growth Portfolio is not contingent upon the approval of the other Acquired Fund’s shareholders.

The following table identifies the Funds entitled to vote on each proposal:

Proposal
Fund	Approval of Proposed Merger of Growth Portfolio into Capital Growth Portfolio	Approval of Proposed Merger of Eagle Portfolio into Capital Growth Portfolio
Growth Portfolio	✓
Eagle Portfolio		✓

Shares of the Acquired Funds are available exclusively as a funding vehicle for variable life insurance policies and variable annuity contracts (each a “Contract”) offered by the separate accounts, or sub-accounts thereof, of certain life insurance companies (“Participating Insurance Companies”). The Participating Insurance Companies own shares of the Acquired Funds as depositors for the owners of their respective Contracts (each a “Contract Owner”). Thus, individual Contract Owners are not the “shareholders” of the Acquired Funds. Rather, the Participating Insurance Companies and their separate accounts are the shareholders. To the extent required to be consistent with the interpretations of voting requirements by the staff of the Securities and Exchange Commission (“SEC”), each Participating Insurance Company will offer to Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the proposed mergers. This Prospectus/Proxy Statement is, therefore, furnished to Contract Owners entitled to give voting instructions with regard to the Acquired Funds. All persons entitled to direct the voting of shares of an Acquired Fund, whether or not they are shareholders, are described as voting for purposes of this Prospectus/Proxy Statement. This Prospectus/Proxy Statement, along with the Notice of Special Meeting and the proxy card or voting instruction form, is being mailed to shareholders and Contract Owners on or about [mailing date]. It explains concisely what you should know before voting on the matter described in this Prospectus/Proxy Statement or investing in Capital Growth Portfolio, a diversified series of an open-end, registered management investment company. Please read it carefully and keep it for future reference.

The securities offered by this Prospectus/Proxy Statement have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

The following documents have been filed with the SEC and are incorporated into this Prospectus/Proxy Statement by reference:

(i)	the prospectus of Capital Growth Portfolio, dated May 1, 2004, as supplemented from time to time, relating to Class A shares, a copy of which, if applicable, is included with this Prospectus/Proxy Statement;

(ii)	the prospectus of Capital Growth Portfolio, dated May 1, 2004, as supplemented from time to time, relating to Class B shares, a copy of which, if applicable, is included with this Prospectus/Proxy Statement;

(iii)	the prospectus of Growth Portfolio and Eagle Portfolio, dated May 1, 2004, as supplemented from time to time, relating to Class A shares;

(iv)	the prospectus of Growth Portfolio and Eagle Portfolio, dated May 1, 2004, as supplemented from time to time, relating to Class B shares;

(v)	the statement of additional information of Growth Portfolio and Eagle Portfolio, dated May 1, 2004, as supplemented from time to time, relating to Class A and Class B shares;

(vi)	the statement of additional information relating to the proposed merger, dated [effective date], 2005 (the “Merger SAI”); and

(vii)	the financial statements and related report of the independent registered public accounting firm included in the Annual Report to Shareholders for the fiscal year ended December 31, 2004 for Growth Portfolio and Eagle Portfolio.

The financial highlights for Capital Growth Portfolio contained in the Annual Report to Shareholders for the fiscal year ended December 31, 2004 are attached to this Prospectus/Proxy Statement as Exhibit B.

You may receive free copies of the Funds’ annual reports, semiannual reports, prospectuses, statements of additional information or the Merger SAI, request other information about a Fund or make inquiries by contacting your insurance company or by calling the corresponding Fund at 1-800-621-1048.

Like shares of the Acquired Funds, shares of Capital Growth Portfolio are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve risk, including the possible loss of the principal amount invested.

This document is designed to give you the information you need to vote on the proposal. Much of the information is required disclosure under rules of the SEC; some of it is technical. If there is anything you don’t understand, please contact Georgeson Shareholder, proxy solicitor for the Acquired Funds, at 1-888-288-5518, or contact your insurance company.

Capital Growth Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and in accordance therewith files reports and other information with the SEC. You may review and copy information about the Funds, including the prospectuses and the statements of additional information, at the SEC’s public reference room at 450 Fifth Street, NW, Washington, D.C. You may call the SEC at 1-202-942-8090 for information about the operation of the public reference room. You may obtain copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549-0102. You may also access reports and other information about the Funds on the EDGAR database on the SEC’s Internet site at http://www.sec.gov.

I. Synopsis

The responses to the questions that follow provide an overview of key points typically of concern to shareholders considering a proposed merger between mutual funds. These responses are qualified in their entirety by the remainder of this Prospectus/Proxy Statement, which you should read carefully because it contains additional information and further details regarding the proposed mergers.

1. What is being proposed?

The Trustees of Scudder Variable Series II (the “Trust”), of which each Acquired Fund is a series, are recommending that shareholders approve the transactions contemplated by the separate Agreements and Plans of Reorganization (as described below in Part IV and the form of which is attached hereto as Exhibit A), which we refer to as a merger of each Acquired Fund into Capital Growth Portfolio. If approved by your Acquired Fund’s shareholders, all of the assets of your Acquired Fund will be transferred to Capital Growth Portfolio solely in exchange for (a) the issuance and delivery to your Acquired Fund of Class A and Class B shares of Capital Growth Portfolio (“Merger Shares”) with a value equal to the value of your Acquired Fund’s assets net of liabilities, and (b) the assumption by Capital Growth Portfolio of all liabilities of your Acquired Fund. Immediately following the merger, the appropriate class of Merger Shares received by your Acquired Fund will be distributed pro-rata, on a tax-free basis for federal income tax purposes, to each of its shareholders of record.

Deutsche Asset Management (“DeAM”), the investment manager for the Scudder funds, proposed the merger of Growth Portfolio into Capital Growth Portfolio as part of its overall product rationalization program to reorganize and combine selected funds within the Scudder fund family. The Scudder fund family is made up of a group of funds that were managed by different investment advisors over the years and that have come together as a result of various corporate transactions that have taken place over time. As a result of these corporate transactions, there are a number of redundant funds within the Scudder fund family. DeAM proposed the merger of Eagle Portfolio into Capital Growth Portfolio as a way to address two issues: (i) it addresses the long-term underperformance of the Fund by having DeAM, in effect, assume investment responsibility from the Fund’s current sub-adviser, Eagle Asset Management, and (ii) it merges the Fund into the larger Capital Growth Portfolio (a Fund with the same portfolio management team as DeAM would propose to manage the Fund) as a part of DeAM’s overall program to streamline its line-up of Scudder funds (with the resulting potential economies of scale and other advantages of the proposed merger). DeAM’s overall program is designed to reorganize and combine funds in order to, among other reasons, eliminate redundant funds. DeAM believes this program may help enhance investment performance and increase the efficiency of its operations.

2. What will happen to my investment in my Acquired Fund as a result of the merger?

Your investment in your Acquired Fund will, in effect, be exchanged for an investment in the same share class of Capital Growth Portfolio with an equal aggregate net asset value as of the Valuation Time (as defined below on page [    ]).

3. Why have the Trustees of the Trust recommended that shareholders approve the mergers?

The Trustees considered the following factors in determining to recommend that shareholders of each Acquired Fund approve its merger:

•	DeAM’s overall program to reorganize and combine selected funds in the Scudder fund family as described above, including, with respect to Eagle Portfolio, the opportunity to address the Fund’s long-term underperformance.

•	The merger offers each Acquired Fund’s investors the opportunity to invest in a larger fund with similar investment policies.

•	Deutsche Investment Management Americas Inc. (“DeIM”), the Acquired Funds’ investment advisor, has advised the Trustees that each Acquired Fund and Capital Growth Portfolio have similar investment objectives, policies and strategies. In addition, DeIM has advised the Trustees that Growth Portfolio and Capital Growth Portfolio have the same portfolio management team, whereas Eagle Portfolio has a different portfolio management team.

•	The mergers are intended to create a more streamlined line-up of Scudder funds, which DeAM believes may help enhance investment performance and increase the efficiency of DeAM’s operations. The mergers also may result in greater cost efficiencies and the potential for economies of scale for the combined fund and its shareholders.

•	The combined fund is expected to have [lower] total fund operating expense ratios than each Acquired Fund.

•	DeAM’s agreement to pay all costs associated with the mergers.

The Trustees of the Trust have concluded that: (1) each merger is in the best interests of the applicable Acquired Fund, and (2) the interests of the existing shareholders of each Acquired Fund will not be diluted as a result of the mergers. Accordingly, the Trustees of the Trust recommend approval of each Agreement (as defined below) and the mergers as contemplated thereby.

4. How do the investment goals, policies and restrictions of the Funds compare?

While not identical, the investment objectives, policies and restrictions of the Funds are similar. Growth Portfolio seeks maximum appreciation of capital. Eagle Portfolio seeks growth through long-term capital appreciation. Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. All of the Funds buy primarily equity securities of large U.S. companies. Growth Portfolio normally invests at least 65% of total assets in common stocks of large U.S. companies that are similar in size to the companies in the Russell 1000® Growth Index. Eagle Portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in the equity securities of seasoned, financially strong U.S. growth companies that are similar in size to the companies in the Russell 1000® Growth Index. Capital Growth Portfolio normally invests at least 65% of total assets in common stocks of U.S. companies. Although Capital Growth Portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor’s 500 Composite Stock Price Index or the Russell 1000® Growth Index. Though it normally invests in U.S. common stocks, Growth Portfolio may invest up to 25% of total assets in foreign securities, whereas neither Eagle Portfolio nor Capital Growth Portfolio is so restricted. Each Fund has elected to be classified as a diversified series of an open-end management investment company. With certain exceptions, a diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer. Please also see Part II—Investment Strategies and Risk Factors—below for a more detailed comparison of each Fund’s investment policies and restrictions.

The following table sets forth a summary of the composition of the investment portfolio of each Fund as of December 31, 2004, and of Capital Growth Portfolio on a pro forma combined basis, giving effect to the proposed mergers as of that date:

Portfolio Composition (as a % of Fund)

(excludes cash equivalents)

Common Stocks	Growth Portfolio		Eagle Portfolio		Capital Growth Portfolio		Capital Growth Portfolio— Pro Forma Combined(1) (assuming consummation of Growth Portfolio merger)		Capital Growth Portfolio— Pro Forma Combined(1) (assuming consummation of Eagle Portfolio merger)		Capital Growth Portfolio— Pro Forma Combined(1) (assuming consummation of all mergers)
Consumer Discretionary	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Consumer Staples	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Energy	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Financials	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Health Care	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Industrials	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Information Technology	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Materials	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Telecommunications Services	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
	100%		100%		100%		100%		100%		100%

(1)	Reflects the blended characteristics of the Funds as of December 31, 2004. The portfolio composition and characteristics of the combined fund will change consistent with its stated investment objective and policies.

5. How do the management fee ratios and expense ratios of the Funds compare, and what are they estimated to be following the mergers?

The following tables summarize the fees and expenses you may bear directly or indirectly as an investor in the Funds, the expenses that each of the Funds incurred for the year ended December 31, 2004, and the pro forma estimated expense ratios of Capital Growth Portfolio assuming consummation of the mergers as of that date. The information shown below does not reflect charges and fees associated with the separate accounts that invest in the Funds or any Contract for which the Funds are investment options. These charges and fees will increase expenses.

The table immediately below compares the annual management fee schedules of the Funds, expressed as a percentage of net assets. The management fee schedule of Capital Growth Portfolio (Post-Merger) reflects reductions that will be effective upon the consummation of the mergers. As of December 31, 2004, Growth Portfolio, Eagle Portfolio and Capital Growth Portfolio had net assets of $[            ], $[            ] and $[            ], respectively.

Growth Portfolio		Eagle Portfolio		Capital Growth Portfolio (Pre-Merger)		Capital Growth Portfolio (Post-Merger)
Average Daily Net Assets	Management Fee	Average Daily Net Assets	Management Fee	Average Daily Net Assets	Management Fee	Average Daily Net Assets	Management Fee
All Levels	0.600%	$0 - $250 million	0.950%	$0 - $500 million	0.475%	$0 - $250 million	0.475%
		$250 - $500 million	0.925%	$500 million - $1 billion	0.450%	$250 - $750 million	0.450%
		$500 million - $1 billion	0.900%	Over $1 billion	0.425%	Over $750 million	0.425%
		$1 - $2.5 billion	0.875%
		Over $2.5 billion	0.850%

As shown below, the mergers are expected to result in a lower management fee ratio and [lower] total expense ratios for shareholders of each Acquired Fund. However, there can be no assurance that the mergers will result in expense savings.

Annual Fund Operating Expenses

(expenses that are deducted from Fund assets)

	Management Fee		Distribution/ Service (12b-1) Fee		Other Expenses		Total Annual Fund Operating Expenses		Less Expense Waiver/ Reimbursements		Net Annual Fund Operating Expenses (after waiver)
Growth Portfolio
Class A	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Class B	[	]%	[	]%	[	]%(1)	[	]%	[	]%	[	]%
Eagle Portfolio
Class A	[	]%	[	]%	[	]%	[	]%(2)	[	]%	[	]%
Class B	[	]%	[	]%	[	]%(1)	[	]%(2)	[	]%	[	]%
Capital Growth Portfolio
Class A	[	]%	[	]%	[	]%	[	]%	[	]%	[	]%
Class B	[	]%	[	]%	[	]%(1)	[	]%	[	]%	[	]%
Capital Growth Portfolio (pro forma combined, assuming consummation of Growth Portfolio merger)
Class A	[	]%(3)	[	]%	[	]%(4)	[	]%	[	]%(5)	[	]%
Class B	[	]%(3)	[	]%	[	]%(4)	[	]%	[	]%(5)	[	]%

	Management Fee		Distribution/ Service (12b-1) Fee		Other Expenses		Total Annual Fund Operating Expenses		Less Expense Waiver/ Reimbursements		Net Annual Fund Operating Expenses (after waiver)
Capital Growth Portfolio (pro forma combined, assuming consummation of Eagle Portfolio merger)
Class A	[	]%(3)	[	]%	[	]%(4)	[	]%	[	]%(5)	[	]%
Class B	[	]%(3)	[	]%	[	]%(4)	[	]%	[	]%(5)	[	]%
Capital Growth Portfolio (pro forma combined, assuming consummation of all mergers)
Class A	[	]%(3)	[	]%	[	]%(4)	[	]%	[	]%(5)	[	]%
Class B	[	]%(3)	[	]%	[	]%(4)	[	]%	[	]%(5)	[	]%

(1)	Other expenses for Class B shares of Growth Portfolio, Eagle Portfolio and Capital Growth Portfolio are restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with Participating Insurance Companies for recordkeeping services.
(2)	Pursuant to their respective agreements with the Trust, DeIM, the underwriter and the accounting agent have agreed, for the one year period that commenced May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class A and Class B shares of Eagle Portfolio to 1.15% and 1.55%, respectively.
(3)	Restated to reflect the management fee schedule for Capital Growth Portfolio that will be effective upon consummation of the mergers.
(4)	Other expenses are estimated, accounting for the effect of the mergers.
(5)	Through April 30, 2008, DeIM has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the combined fund to the extent necessary to maintain the combined fund’s total operating expenses at 0.49% and 0.61% for Class A and Class B shares, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, trustee and trustee counsel fees, and organizational and offering expenses.

The tables are provided to help you understand the expenses of investing in the Funds and your share of the operating expenses that each Fund incurs and that DeAM expects the combined fund to incur in the first year following the mergers.

Examples:

The following examples translate the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the costs of investing in the Funds. The examples make certain assumptions. They assume that you invest $10,000 in a Fund for the time periods shown and reinvest all dividends and distributions. They also assume a 5% return on your investment each year and that a Fund’s operating expenses remain the same. The examples are hypothetical; your actual costs may be higher or lower.

	1 Year			3 Years			5 Years			10 Years
Growth Portfolio
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class B	$	[	]	$	[	]	$	[	]	$	[	]
Eagle Portfolio
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class B	$	[	]	$	[	]	$	[	]	$	[	]
Capital Growth Portfolio
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class B	$	[	]	$	[	]	$	[	]	$	[	]
Capital Growth Portfolio (Pro forma combined, assuming consummation of Growth Portfolio merger)
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class B	$	[	]	$	[	]	$	[	]	$	[	]
Capital Growth Portfolio (Pro forma combined, assuming consummation of Eagle Portfolio merger)
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class B	$	[	]	$	[	]	$	[	]	$	[	]
Capital Growth Portfolio (Pro forma combined, assuming consummation of all mergers)
Class A	$	[	]	$	[	]	$	[	]	$	[	]
Class B	$	[	]	$	[	]	$	[	]	$	[	]

6. What are the federal income tax consequences of the proposed mergers?

For federal income tax purposes, no gain or loss is expected to be recognized by an Acquired Fund or its shareholders as a direct result of its merger. As described above, shares of the Acquired Funds are available exclusively to investors purchasing Contracts funded through the separate accounts (or sub-accounts thereof) of Participating Insurance Companies. As long as these Contracts qualify as annuity contracts under Section 72 of the Internal Revenue Code of 1986, as amended (the “Code”), and Treasury regulations thereunder, the mergers, whether or not treated as tax-free reorganizations, will not create any tax liability for Contract Owners. For more information, please see “Information about the Proposed Mergers—Federal Income Tax Consequences,” below.

7. Will my dividends be affected by the mergers?

The mergers will not result in a change in dividend policy.

8. Do the procedures for purchasing, redeeming and exchanging shares of the Funds differ?

No. The procedures for purchasing and redeeming shares of each Fund, and for exchanging shares of each Fund for shares of other Scudder funds, are identical. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and surrender and transfer requests to be effected on that day pursuant to their Contracts. The shares of each Fund are purchased and redeemed at the net asset value of the Fund’s shares determined that same day or, in the case of an order not resulting automatically from Contract transactions, next determined after an order in proper form is received. An order is considered to be in proper form if it is communicated by telephone or electronically by an authorized employee of a Participating Insurance Company. No fee is charged to shareholders when they purchase or redeem shares of the Funds, nor will a fee be charged to shareholders when they purchase or redeem shares of the combined fund. Please see the Funds’ prospectuses for additional information.

9. How will I be notified of the outcome of the merger of my Acquired Fund?

If the proposed merger of your Acquired Fund is approved by shareholders, shareholders whose accounts are affected by the merger will receive a confirmation statement reflecting their new account number and the number of shares of Capital Growth Portfolio they are receiving after the merger is completed. Subsequently, affected Contract Owners will be notified of changes to their account information by their respective Participating Insurance Companies. If the proposed merger of your Acquired Fund is not approved, this result will be noted in the next shareholder report of your Acquired Fund.

10. Will the value of my investment change?

The number of shares owned by each Participating Insurance Company will most likely change. However, the total value of your investment in Capital Growth Portfolio will equal the total value of your investment in your Acquired Fund at the Valuation Time (as defined below on page [    ]). Even though the net asset value per share of each Fund is likely to be different, the total value of your holdings will not change as a result of the mergers.

11. What percentage of shareholders’ votes is required to approve each merger?

Approval of a merger will require the affirmative vote of the shareholders of the applicable Acquired Fund entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter at the special meeting.

The Trustees of the Trust believe that the proposed mergers are in the best interest of each Acquired Fund. Accordingly, the Trustees recommend that shareholders vote FOR approval of the proposed merger.

II. Investment Strategies and Risk Factors

What are the main investment strategies and related risks of Capital Growth Portfolio and how do they compare with those of the Acquired Funds?

Investment Objectives and Strategies.    As noted above, the Funds have similar investment objectives. Capital Growth Portfolio and Growth Portfolio have the same portfolio management team, whereas Eagle Portfolio has a different portfolio management team.

Growth Portfolio seeks maximum appreciation of capital. Eagle Portfolio seeks growth through long-term capital appreciation. Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. All of the Funds buy primarily equity securities of large U.S. companies. Growth Portfolio normally invests at least 65% of total assets in common stocks of large U.S. companies that are similar in size to the companies in the Russell 1000® Growth Index. Eagle Portfolio normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in the equity securities of seasoned, financially strong U.S. growth companies that are similar in size to the companies in the Russell 1000® Growth Index. Eagle Portfolio intends to invest in companies whose market capitalizations fall within the normal range of the Russell 1000® Growth Index. Capital Growth Portfolio normally invests at least 65% of total assets in common stocks of U.S. companies. Although Capital Growth Portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor’s 500 Composite Stock Price Index or the Russell 1000® Growth Index. Though it normally invests in U.S. common stocks, Growth Portfolio may invest up to 25% of total assets in foreign securities, whereas neither Eagle Portfolio nor Capital Growth Portfolio is so restricted.

In choosing stocks, the portfolio managers of Capital Growth Portfolio look for individual companies that have the potential to display above-average earnings growth compared to other growth companies and that have strong product lines, effective management and leadership positions or potential to become leaders within core markets. The managers also analyze each company’s valuation, financial position and other factors.

In managing Eagle Portfolio, the portfolio managers use a bottom-up method of analysis based on fundamental research to determine which common stocks to purchase. The managers also use a top-down analysis to identify attractive sectors taking into account the market opportunity and risk/reward considerations. The managers look for individual companies that have sound financial strength, good business prospects, strong competitive positioning and above-average earnings growth, among other factors. Eagle Portfolio’s portfolio managers seek companies that have at the time of purchase one or more of the following characteristics:

•	Earnings per share or revenue growth greater than the market average;

•	A dominant company in its industry with a sustainable competitive advantage; or

•	An exceptional management team with a clearly articulated vision of its company’s future.

If a stock price appreciates to a level that the portfolio managers believe is not sustainable, the portfolio managers generally will sell the stock to realize the existing profits and avoid a potential price correction.

In managing the Growth Portfolio, the portfolio managers use a combination of three analytical disciplines:

Top-down analysis. The portfolio managers consider the economic outlooks for various sectors and industries while looking for those that may benefit from changes in the overall business environment.

Fundamental company research. The portfolio managers look for individual companies with above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The portfolio managers generally look for companies with projected above-average growth of revenue or earnings relative to their sector.

The portfolio managers of Growth Portfolio may favor different types of securities from different industries and companies at different times. The portfolio managers generally keep Growth Portfolio’s sector weightings similar to those of the Russell 1000® Growth Index.

Each Fund is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indices, currencies or securities). Each Fund may use derivatives in circumstances when its portfolio managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. Each Fund may lend its investment securities up to one-third of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions. Neither Acquired Fund may invest more than 15% of net assets in illiquid securities, whereas Capital Growth Portfolio is not so limited (although Capital Growth Portfolio is subject to the SEC’s applicable restrictions on holding illiquid securities—currently 15% of net assets).

Each Fund has elected to be classified as a diversified series of an open-end investment company. With certain exceptions, a diversified fund may not, with respect to 75% of total assets, invest more than 5% of total assets in the securities of a single issuer or invest in more than 10% of the outstanding voting securities of such issuer.

Each Fund’s Board could change the Fund’s investment objective without seeking shareholder approval, although major changes tend to be infrequent. With respect to Eagle Portfolio, the Board will provide shareholders with at least 60 days’ notice prior to making any changes to Eagle Portfolio’s policy to invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in the equity securities of seasoned, financially strong U.S. growth companies that are similar in size to the companies in the Russell 1000® Growth Index.

DeAM believes that Capital Growth Portfolio should provide a comparable investment opportunity for shareholders of each Acquired Fund. If necessary, there will be a pre-merger liquidation by each Acquired Fund of all investments that are not consistent with the current investment objective, policies and restrictions of Capital Growth Portfolio.

For a more detailed description of the investment techniques used by Growth Portfolio, Eagle Portfolio and Capital Growth Portfolio, please see the applicable Fund’s prospectus and statement of additional information.

Primary Risks.    As with any mutual fund, you may lose money by investing in Capital Growth Portfolio. Certain risks associated with an investment in Capital Growth Portfolio are summarized below. The risks of an investment in Capital Growth Portfolio are similar to the risks of an investment in an Acquired Fund. More detailed descriptions of the risks associated with an investment in Capital Growth Portfolio can be found in the current prospectus and statement of additional information for Capital Growth Portfolio.

The value of your investment in Capital Growth Portfolio will change with changes in the values of the investments held by Capital Growth Portfolio. A wide array of factors can affect those values. In this summary, we describe the principal risks that may affect Capital Growth Portfolio’s investments as a whole. Capital Growth Portfolio could be subject to additional principal risks because the types of investments it makes can change over time.

There are several risk factors that could hurt the performance of Capital Growth Portfolio, cause you to lose money or cause the performance of Capital Growth Portfolio to trail that of other investments.

Stock Market Risk.    As with most stock funds, an important factor with Capital Growth Portfolio is how stock markets perform—in this case, the growth portion of the U.S. stock market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock’s price, regardless of how well the company performs. The market as a whole may not favor the types of investments that Capital Growth Portfolio makes and it may not be able to get attractive prices for them. An investment in an Acquired Fund is also subject to this risk.

Industry Risk.    While Capital Growth Portfolio does not concentrate in any industry, to the extent that it has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of its portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence. An investment in an Acquired Fund is also subject to this risk.

Growth Investing Risk.    Since growth companies usually reinvest a large portion of earnings in their own businesses, they may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors tend to buy these stocks because of their potential for superior earnings growth. Growth stocks also may be out of favor for certain periods in relation to value stocks. An investment in an Acquired Fund is also subject to this risk.

IPO Risk.    Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the performance of Capital Growth Portfolio if it has a small asset base. Capital Growth Portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that Capital Growth Portfolio will be able to obtain proportionately larger IPO allocations. An investment in an Acquired Fund is also subject to this risk.

Derivatives Risk.    Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that Capital Growth Portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose Capital Growth Portfolio to the effects of leverage, which could increase its exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to Capital Growth Portfolio. An investment in an Acquired Fund is also subject to this risk.

Securities Lending Risk.    Any loss in the market price of securities loaned by Capital Growth Portfolio that occurs during the term of the loan would be borne by Capital Growth Portfolio and would adversely affect Capital Growth Portfolio’s performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by Capital Growth Portfolio’s delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower. An investment in an Acquired Fund is also subject to this risk.

Pricing Risk.    At times, market conditions might make it hard to value some investments. For example, if Capital Growth Portfolio has valued its securities too highly, you may end up paying too much for Capital Growth Portfolio shares when you buy into Capital Growth Portfolio. If Capital Growth Portfolio underestimates their price, you may not receive the full market value for your shares when you sell. An investment in an Acquired Fund is also subject to this risk.

Another factor that could affect performance is that the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different securities or other matters. An investment in an Acquired Fund is also subject to this risk.

Performance Information.    The following information provides some indication of the risks of investing in the Funds. The information shown below does not reflect charges and fees associated with the separate accounts that invest in the Funds or any Contract for which the Funds are investment options. If it did, performance would be less than that shown. The bar charts show year-to-year changes in the performance of each Fund’s Class A shares. The table following the bar charts shows how each Fund’s performance compares to that of one or more broad-based market indices (which, unlike a fund, do not have any fees or expenses). Because the inception date for Class B shares of Capital Growth Portfolio was May 12, 1997, the performance figures for Class B shares of Capital Growth Portfolio prior to their inception are based on the historical performance of the Fund’s original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Because the inception date for Class B shares of Growth Portfolio was June 1, 2002, the performance figures for Class B shares of Growth Portfolio prior to their inception are based on the historical performance of the Fund’s original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Because the inception date for Class B shares of Eagle Portfolio was July 1, 2002, the performance figures for Class B shares of Eagle Portfolio prior to their inception are based on the historical performance of the Fund’s original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. The performance of the Funds and the indices varies over time. Of course, a Fund’s past performance is not an indication of future performance.

Calendar Year Total Returns (%)

Capital Growth Portfolio

Annual Total Returns (%) as of 12/31 each year	Class A

For the periods included in the bar chart:

Best Quarter: [            ]%, [            ]                Worst Quarter: [            ]%, [            ]

Growth Portfolio

Annual Total Returns (%) as of 12/31 each year	Class A

For the periods included in the bar chart:

Best Quarter: [            ]%, [            ]                Worst Quarter: [            ]%, [            ]

Eagle Portfolio

Annual Total Returns (%) as of 12/31 each year	Class A

For the periods included in the bar chart:

Best Quarter: [            ]%, [            ]                Worst Quarter: [            ]%, [            ]

Average Annual Total Returns (for periods ended 12/31/04)

	Past 1 Year		Past 5 Years		Past 10 Years/ Since Inception
Capital Growth Portfolio
Class A	[	]%	[	]%	[	]%
Class B	[	]%	[	]%	[	]%
Index 1 (Reflects no deductions for fees or expenses)	[	]%	[	]%	[	]%
Index 2 (Reflects no deductions for fees or expenses)	[	]%	[	]%	[	]%

	Past 1 Year		Past 5 Years		Past 10 Years/ Since Inception

Growth Portfolio
Class A	[	]%	[	]%	[	]%
Class B	[	]%	[	]%	[	]%
Index 1 (Reflects no deductions for fees or expenses)	[	]%	[	]%	[	]%

Eagle Portfolio
Class A	[	]%	[	]%	[	]%
Class B	[	]%	[	]%	[	]%
Index 1 (Reflects no deductions for fees or expenses)	[	]%	[	]%	[	]%

Index  1:    The Russell 1000® Growth Index is an unmanaged capitalization-weighted index containing those securities in the Russell 1000® Index with higher price-to-book ratios and higher forecasted-growth values.

Index  2:    The unmanaged Standard & Poor’s 500 Index (S&P 500) is a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Current performance may be higher or lower than the performance data quoted above. For more recent performance information, call your financial advisor or 1-800-621-1048 or visit the Scudder website at www.scudder.com.

III. Other Comparisons Between the Funds

Advisor and Portfolio Managers.    DeIM is the investment advisor for each Fund. Under the supervision of the Board of Trustees of each Fund, DeIM, with headquarters at 345 Park Avenue, New York, New York, or a sub-advisor, makes each Fund’s investment decisions, buys and sells securities for each Fund and conducts research that leads to these purchase and sale decisions. DeIM also is responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges. DeIM is a part of DeAM and an indirect wholly owned subsidiary of Deutsche Bank AG. Deutsche Asset Management is the marketing name in the United States for the asset management activities of, among others, Deutsche Bank AG, DeIM, Deutsche Asset Management Inc., Deutsche Asset Management Investment Services Limited, Deutsche Bank Trust Company Americas and Scudder Trust Company. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

Capital Growth Portfolio and Growth Portfolio

Julie M. Van Cleave, CFA, Managing Director of DeAM, is a Portfolio Manager for Capital Growth Portfolio and Growth Portfolio. Ms. Van Cleave joined DeAM and became a Portfolio Manager of these Funds in 2002. Ms. Van Cleave has 18 years of investment industry experience and holds an MBA from the University of Wisconsin-Madison.

Jack A. Zehner, Director of DeAM, is a Portfolio Manager for Capital Growth Portfolio and Growth Portfolio. Mr. Zehner joined DeAM and became a Portfolio Manager of these Funds in 2002. Mr. Zehner has eight years of investment industry experience and holds an MBA from Marquette University.

Thomas J. Schmid, CFA, Director of DeAM, is a Portfolio Manager for Capital Growth Portfolio and Growth Portfolio. Mr. Schmid joined DeAM and became a Portfolio Manager of these Funds in 2002. Mr. Schmid has 15 years of investment industry experience and holds an MBA from the University of Chicago.

Eagle Portfolio

Eagle Asset Management (“EAM”), 880 Carillon Parkway, St. Petersburg, Florida, 337116, is the subadvisor for Eagle Portfolio. Under the terms of a subadvisory agreement with DeIM, EAM manages the investment and reinvestment of Eagle Portfolio’s assets and will provide such investment advice, research and assistance as DeIM may from time to time reasonably request. DeIM pays EAM for its services a subadvisory fee, payable monthly, according to a schedule of annual rates.

Ashi Parikh joined EAM in 1999 and has been Portfolio Manager for Eagle Portfolio since its inception.

Duane Eatherly joined EAM in 1999 and has been Portfolio Manager for Eagle Portfolio since its inception.

Distribution and Service Fees.    Pursuant to separate Underwriting Agreements, Scudder Distributors, Inc. (“SDI”), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of DeIM, is the principal underwriter and distributor for the Class A and Class B shares of Growth Portfolio, Eagle Portfolio and Capital Growth Portfolio. SDI acts as agent of each Fund in the continuous offer of shares to the separate accounts (or sub-accounts thereof) of Participating Insurance Companies in all states in which the Funds or their respective trusts may from time to time be registered or where permitted by applicable law. Capital Growth Portfolio has adopted a distribution plan on behalf of its Class B shares in accordance with Rule 12b-1 under the 1940 Act that is substantially identical to the distribution plan adopted by Growth Portfolio and Eagle Portfolio on behalf of their respective Class B shares. These plans allow the Funds to make quarterly payments of up to 0.25% of the average daily net assets attributable to Class B shares of each Fund to SDI as reimbursement for distribution and shareholder servicing related expenses incurred by SDI or a Participating Insurance Company. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of investments. Rule 12b-1 plans have not been adopted for Class A shares of any Fund.

Trustees and Officers.    The Trustees of Scudder Variable Series I (of which Capital Growth Portfolio is a series) are different from those of the Trust (of which each Acquired Fund is a series). As more fully described in the statement of additional information for Capital Growth Portfolio, which is available upon request, the following individuals comprise the Board of Trustees of Scudder Variable Series I: Dawn-Marie Driscoll, Henry P. Becton, Jr., Keith R. Fox, Louis E. Levy, Jean Gleason Stromberg, Jean C. Tempel, and Carl W. Vogt. In addition, the officers of Scudder Variable Series I are different from those of the Trust.

Independent Registered Public Accounting Firms (“Auditors”).     PricewaterhouseCoopers LLP serves as Auditor for Capital Growth Portfolio. Ernst & Young LLP serves as Auditor for Growth Portfolio and Eagle Portfolio.

Charter Documents.    Each Acquired Fund is a series of the Trust, a Massachusetts business trust governed by Massachusetts law. Capital Growth Portfolio is a series of Scudder Variable Series I, a Massachusetts business trust governed by Massachusetts law. Each Acquired Fund is governed by an Amended and Restated Agreement and Declaration of Trust dated April 24, 1998, as amended from time to time. Capital Growth Portfolio is governed by an Amended and Restated Declaration of Trust dated October 24, 1997, as amended from time to time. Each charter document is referred to herein as a Declaration of Trust. These charter documents are similar but not identical to one another, and therefore shareholders of the Funds may have different rights. Additional information about each Fund’s Declaration of Trust is provided below.

Shareholders of Growth Portfolio, Eagle Portfolio and Capital Growth Portfolio have a number of rights in common. Shares of each Fund entitle their holders to one vote per share, with fractional shares voting proportionally; however, a separate vote will be taken by the applicable Fund or class of shares on matters affecting that particular Fund or class, as determined by its Trustees. For example, a change in a fundamental investment policy for a particular Fund would be voted upon only by shareholders of that Fund, and adoption of a distribution plan relating to a particular class and requiring shareholder approval would be voted upon only by shareholders of that class. Shares of each Fund have noncumulative voting rights with respect to the election of Trustees.

No Fund’s trust is required to hold annual meetings of its shareholders, but meetings of the shareholders shall be called for the purpose of electing Trustees, when required by the applicable Declaration of Trust or to comply with the 1940 Act. The shareholders of the Trust may call a shareholder meeting if the Trustees and the President of the Trust fail to call a meeting for thirty days after written application by the holders of at least 25% (or at least 10%, if the purpose of the meeting is to vote to remove a Trustee) of the outstanding shares entitled to vote at such meeting. The President and Secretary (or the Trustees, if for the purpose of removing a Trustee) of Scudder Variable Series I are required to call a meeting of shareholders at the written request of the holders of at least 10% of the outstanding shares entitled to vote at such meeting.

No Fund’s shares have conversion, exchange, preemption or appraisal rights. Shares of each Fund are entitled to dividends (if any) as declared by the Trustees, and if a Fund were liquidated, each class of shares of that Fund would receive the net assets of the Fund attributable to said class. All three Funds have the right to redeem, at the then current net asset value, the shares of any shareholder whose account does not exceed a minimum balance designated from time to time by the Trustees. Sale, conveyance, or transfer of the assets of an Acquired Fund requires the affirmative vote of its shareholders entitled to vote more than 50% of the votes entitled to be cast on the matter. The Trustees of Scudder Variable Series I may merge or consolidate Capital Growth Portfolio with any other organization, or may sell, lease or exchange all or substantially all of the trust property, without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the acts or obligations of a fund. The Declarations of Trust governing the Funds, however, disclaim shareholder liability in connection with the applicable Fund’s property or the acts and obligations of the applicable Fund and require (or, in the case of Capital Growth Portfolio, permit) notice of such disclaimer to be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. Moreover, each Declaration of Trust provides for indemnification out of the property of the applicable Fund for all loss and expense of any shareholder held personally liable by reason of being a shareholder of the Fund, and provides that the Fund may (or, in the case of Capital Growth Portfolio, shall) be covered by insurance that the Trustees consider necessary or appropriate.

All consideration received by the applicable trust for the issue or sale of shares of the applicable Fund, together with all assets in which such consideration is invested or reinvested, and all income, earnings, profits and proceeds, including proceeds from sale, exchange or liquidation of assets, are held and accounted for separately from the other assets of said trust and belong irrevocably to the Fund for all purposes, subject only to the rights of creditors.

Scudder Variable Series I (or any series thereof) may be terminated by a written instrument signed by a majority of its Trustees, or by the affirmative vote of the holders of a majority of the shares of the trust or series outstanding and entitled to vote. The Trust (or any series or class thereof) may be terminated by its Trustees without shareholder consent by written notice to shareholders, or by vote of the holders of more than 50% of the votes of the Trust or series or class entitled to vote on the matter. The Declaration of Trust governing Capital Growth Portfolio may be amended by the vote of the holders of a majority of the shares outstanding and entitled to vote. The Declaration of Trust governing Capital Growth Portfolio may also be amended by the Trustees without shareholder consent if the Trustees deem it necessary to conform the Declaration of Trust to the requirements of applicable federal or state laws or regulations or the requirements of the Code, or if they determine that such a change does not materially adversely affect the rights of shareholders. The Declaration of Trust governing the Acquired Funds may be amended by the Trustees when authorized by a vote of the shareholders holding more than 50% of the shares of each series entitled to vote or, where the Trustees determine that the amendment will affect the holders of only certain series or classes, a vote of the holders of more than 50% of the shares entitled to vote of each affected series or class. The Declaration of Trust governing the Acquired Funds may also be amended by the Trustees without shareholder consent if the purpose of the amendment is to change the name of the Trust or to supply any omission, cure any ambiguity, or cure, correct or supplement any provision which is deficient or inconsistent with the 1940 Act or the requirements of the Code.

The voting powers of shareholders of each Fund are substantially similar. However, only the Declaration of Trust governing Capital Growth Portfolio provides expressly that shareholders have the power to vote to the same extent as the stockholders of a Massachusetts business corporation as to whether a court action, proceeding, or claim should be brought or maintained derivatively or as a class action on behalf of the trust or any series or class thereof or the shareholders. In addition, only the Declaration of Trust governing the Acquired Funds expressly provides that a majority of the outstanding securities of a series of the Trust, as defined in the 1940 Act, has the power to vote on whether the Trustees may enter into a contract with an investment advisor or manager for that series (although this is currently required by the 1940 Act for all mutual funds). Trustees of Scudder Variable Series I, except for those appointed by the standing

Trustees to fill existing vacancies, are to be elected by the shareholders of the trust holding a plurality of the shares voting at a meeting of shareholders. In the event that less than a majority of the Trustees holding office have been elected by shareholders, the Trustees then in office are required to call a shareholders’ meeting for the election of Trustees. Any Trustee of Scudder Variable Series I may be removed at a meeting of shareholders by vote of two-thirds of the outstanding shares of the trust. Except as required by the 1940 Act or as described above, the Trustees of the Trust need not call meetings of the shareholders for the election or reelection of Trustees, or fill vacancies that do not cause the total number of Trustees to fall below three. Such vacancies may be filled by a majority of the standing Trustees or, if deemed appropriate by the Trustees, by a plurality of the shares voted on the matter at a meeting called for such purpose. Any Trustee of the Trust may be removed for cause by written instrument signed by a majority of the Trustees, or with or without cause by vote of or written consent (filed with the custodian of the Trust’s portfolio securities) executed by the shareholders entitled to vote more than 50% of the votes entitled to be cast on the matter.

Quorum for a shareholder meeting of Scudder Variable Series I is the presence in person or by proxy of one-third of the shares entitled to vote. Quorum for a shareholder meeting of the Trust is the presence in person or by proxy of at least 30% of all the votes entitled to be cast of each series or class entitled to vote, or, where the vote is in the aggregate and not by series or class, at least 30% of all votes entitled to be cast at the meeting, irrespective of series or class.

The foregoing is a very general summary of certain provisions of the Declarations of Trust governing the Funds. It is qualified in its entirety by reference to the charter documents themselves.

IV. Information About the Proposed Mergers

General.    The shareholders of Growth Portfolio are being asked to approve a merger between Growth Portfolio and Capital Growth Portfolio. The shareholders of Eagle Portfolio are being asked to approve a merger between Eagle Portfolio and Capital Growth Portfolio. Each proposed merger would be pursuant to an Agreement and Plan of Reorganization between the Funds (each an “Agreement”), the form of which is attached to this Prospectus/Proxy Statement as Exhibit A.

Each merger is structured as a transfer of all of the assets of the applicable Acquired Fund to Capital Growth Portfolio in exchange for the assumption by Capital Growth Portfolio of all of the liabilities of the applicable Acquired Fund, and for the issuance and delivery to the applicable Acquired Fund of Merger Shares equal in aggregate value to the net value of the assets transferred to Capital Growth Portfolio.

After receipt of the Merger Shares, the applicable Acquired Fund will distribute the Merger Shares to its shareholders, in proportion to their existing shareholdings, in complete liquidation of the applicable Acquired Fund, and the legal existence of the applicable Acquired Fund as a series of the Trust will be terminated. Each shareholder of the applicable Acquired Fund will receive a number of full and fractional Merger Shares of the same class(es) as, and equal in value as of the Valuation Time (as defined below on page [    ]) to, the aggregate value of the shareholder’s shares in the applicable

Acquired Fund. Such shares will be held in an account with Capital Growth Portfolio identical in all material respects to the account currently maintained by the applicable Acquired Fund. [Each Participating Insurance Company will then allocate its Merger Shares on a pro-rata basis among the Contract Owners in its applicable Acquired Fund separate account (or in sub-accounts thereof). Unless a Contract Owner instructs his or her Participating Insurance Company otherwise, amounts that would have been allocated to the applicable Acquired Fund under an existing Contract will, following the merger, be allocated to Capital Growth Portfolio.]

Prior to the date of its merger, the applicable Acquired Fund will sell any investments that are not consistent with the current investment objective, policies and restrictions of Capital Growth Portfolio and will declare a taxable distribution that, together with all previous distributions, will have the effect of distributing to shareholders all of its net investment income and net realized capital gains, if any, through the date of the merger. Contract Owners who invest in an Acquired Fund through a Contract will not be affected by such distributions as long as the Contracts qualify as annuity contracts under Section 72 of the Code and the Treasury regulations thereunder. [DeIM has represented that as of [recent date], neither Acquired Fund had any investments that were not consistent with the current investment objective, policies and restrictions of Capital Growth Portfolio.]

The Trustees of the Trust have voted to approve the Agreement and each of the proposed mergers and to recommend that shareholders of the Acquired Funds also approve the mergers. With respect to each Acquired Fund, the actions contemplated by the Agreement and the related matters described therein will be consummated only if approved by the affirmative vote of the shareholders of the applicable Acquired Fund entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter at the special meeting.

In the event that a proposed merger does not receive the required shareholder approval, the Acquired Fund whose merger is not approved will continue to be managed as a separate series of the Trust in accordance with its current investment objectives and policies, and the Trustees of the Trust and of Scudder Variable Series I may consider such alternatives as may be in the best interests of each Fund’s respective shareholders.

Background and Trustees’ Considerations Relating to the Proposed Mergers.     DeAM first discussed the proposed Growth Portfolio merger with the Trustees of the Trust at a meeting held on February 13, 2004. The Growth Portfolio merger was presented to the Trustees and considered by them as part of a broader program initiated by DeAM to consolidate its mutual fund lineup. The Eagle Portfolio merger was presented to the Trustees and considered by them as a way to address two issues: (i) it addresses the long-term underperformance of the Fund by having DeAM, in effect, assume investment responsibility from the Fund’s current sub-adviser, Eagle Asset Management, and (ii) it merges the Fund into the larger Capital Growth Portfolio (a Fund with the same portfolio management team as DeAM would propose to manage the Fund) as a part of DeAM’s overall program to streamline its line-up of Scudder funds (with the resulting potential economies of scale and other advantages of the proposed merger). DeAM advised the Trustees that the overall initiative was intended to:

•	Eliminate redundancies within the Scudder fund family by reorganizing and merging certain funds; and

•	Focus DeAM’s investment resources on a core set of mutual funds that best meet investor needs.

The Trustees of the Trust who are not “interested persons” of the Funds (as defined by the 1940 Act) (“Disinterested Trustees”), conducted a thorough review of the potential implications of each merger on the applicable Acquired Fund’s shareholders as well as the various other funds for which they serve as trustee or director. The Disinterested Trustees were assisted in this review by their independent legal counsel. Following the February 13, 2004 meeting, the Disinterested Trustees met on several occasions to review and discuss the mergers, both among themselves and with representatives of DeAM. In the course of their review, the Disinterested Trustees requested and received substantial additional information and negotiated changes to DeAM’s initial proposal.

Following the conclusion of this process, the Board of Trustees of the Trust, the Disinterested Trustees (or disinterested directors) of other funds involved and DeAM reached general agreement on the elements of a restructuring plan as it affects shareholders of various funds and, when required, agreed to submit elements of the plan for approval to shareholders of those funds.

On November 17, 2004 and January 12, 2005, the Trustees of the Trust, including all Disinterested Trustees, approved the terms of the proposed merger of Growth Portfolio into Capital Growth Portfolio and the proposed merger of Eagle Portfolio into Capital Growth Portfolio, respectively. The Trustees have also agreed to recommend that each merger be approved by shareholders of the applicable Acquired Fund.

In determining to recommend that the shareholders of each Acquired Fund approve its merger, the Trustees considered, among others, the factors described below:

•	The fees and expense ratios of the Funds, including comparisons between the expense ratios of the Acquired Fund and the estimated operating expense ratios of the combined fund, and between the estimated operating expense ratios of the combined fund and other mutual funds with similar investment objectives, and in particular noted that the estimated operating expense ratio of each class of the combined fund is [lower] than that of the corresponding class of the Acquired Fund currently;

•	That DeAM agreed to cap the combined fund’s operating expense ratios for approximately a three-year period at levels below the Acquired Fund’s current operating expense ratios;

•	The terms and conditions of the merger and whether the merger would result in the dilution of shareholder interests;

•	The compatibility of the investment objectives, policies, restrictions and portfolios of Capital Growth Portfolio and the Acquired Fund;

•	That service features available to shareholders of the Acquired Fund and Capital Growth Portfolio were substantially similar on a class-level basis;

•	That the costs of the merger would be borne by DeAM;

•	Prospects for the combined fund to attract additional assets;

•	The tax consequences of the merger on the Acquired Fund and its shareholders;

•	The investment performance of the Acquired Fund and Capital Growth Portfolio;

•	That DeIM has agreed to indemnify Capital Growth Portfolio against certain liabilities Capital Growth Portfolio may incur in connection with any litigation or regulatory action related to possible improper market timing or possible improper marketing and sales activity in Capital Growth Portfolio (see Section VI) so that the likelihood that the combined fund would suffer any loss is considered by Fund management to be remote; and

•	That, in conjunction with the merger, DeIM has agreed to indemnify the Disinterested Trustees of the Trust against certain liabilities that such Disinterested Trustees may incur by reason of having served as a Trustee of the Trust.

The Trustees also gave consideration to possible economies of scale that might be realized from each merger. The Trustees considered the impact of each merger on the total expenses to be borne by investors of each Acquired Fund. The Trustees also considered that each merger would permit the investors of an Acquired Fund to pursue similar investment goals in a larger fund.

Based on all of the foregoing, the Trustees concluded that each Acquired Fund’s participation in its proposed merger would be in the best interests of the Acquired Fund and would not dilute the interests of the Acquired Fund’s existing shareholders. The Trustees of the Trust, including the Disinterested Trustees, recommend that shareholders of each Acquired Fund approve its proposed merger.

Agreement and Plan of Reorganization.    Each proposed merger will be governed by an Agreement, the form of which is attached as Exhibit A. Each Agreement provides that Capital Growth Portfolio will acquire all of the assets of the applicable Acquired Fund solely in exchange for the assumption by Capital Growth Portfolio of all liabilities of the applicable Acquired Fund and for the issuance of Merger Shares equal in value to the value of the transferred assets net of assumed liabilities. The Merger Shares will be issued on the next full business day (the “Exchange Date”) following the time as of which the Funds’ shares are valued for determining net asset value for the merger ([4:00 p.m.] Eastern time on April 29, 2005, or such other date and time as may be agreed upon by the parties (the “Valuation Time”)). The following discussion of the Agreements is qualified in its entirety by the full text of each Agreement.

The applicable Acquired Fund will transfer all of its assets to Capital Growth Portfolio, and in exchange, Capital Growth Portfolio will assume all liabilities of the applicable Acquired Fund and deliver to the applicable Acquired Fund a number of full and fractional Merger Shares of each class having an aggregate net asset value equal to the value of the assets of the applicable Acquired Fund attributable to shares of the corresponding class of the applicable Acquired Fund, less the value of the liabilities of the applicable Acquired Fund assumed by Capital Growth Portfolio attributable to shares of such class of the applicable Acquired Fund. Immediately following the transfer of assets on the Exchange Date, the applicable Acquired Fund will distribute pro rata to its shareholders of record as of the Valuation Time the full and fractional Merger Shares received by the applicable Acquired Fund, with Merger Shares of each class being distributed to holders of shares of the corresponding class of the applicable Acquired Fund. As a result of the proposed merger, each shareholder of the applicable Acquired Fund will receive a number of Merger Shares of each class equal in aggregate value at the Valuation Time to the value of the shares of the corresponding class of the applicable Acquired Fund surrendered by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of Capital Growth Portfolio in the name of such shareholders of the applicable Acquired Fund, each account representing the respective number of full and fractional Merger Shares of each class due to the respective shareholder. New certificates for Merger Shares will not be issued.

The Trustees of the Trust and the Trustees of Scudder Variable Series I have determined that each proposed merger is in the best interests of the applicable Acquired Fund and that the interests of the applicable Acquired Fund’s shareholders will not be diluted as a result of the transactions contemplated by the Agreement.

The consummation of each merger is subject to the conditions set forth in the applicable Agreement. Each Agreement may be terminated and the merger abandoned (i) by mutual consent of Capital Growth Portfolio and the applicable Acquired Fund, (ii) by either party if the merger shall not be consummated by [closing deadline] or (iii) if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party.

If shareholders of an Acquired Fund approve its merger, Capital Growth Portfolio and the applicable Acquired Fund agree to coordinate their respective portfolios from the date of the Agreement up to and including the Exchange Date in order that, when the assets of the applicable Acquired Fund are added to the portfolio of Capital Growth Portfolio, the resulting portfolio will meet the investment objective, policies and restrictions of Capital Growth Portfolio.

Except for the trading costs associated with the coordination described above, the fees and expenses for each merger and related transactions are estimated to be $[            ] in connection with Growth Portfolio and $[            ] in connection with Eagle Portfolio. All fees and expenses, including legal and accounting expenses, portfolio transfer taxes (if any), the trading costs described above and any other expenses incurred in connection with the consummation of each merger and related transactions contemplated by the Agreement, will be borne by DeAM.

Description of the Merger Shares.    Merger Shares will be issued to shareholders of each Acquired Fund in accordance with the Agreement as described above. The Merger Shares will be Class A and Class B shares of Capital Growth Portfolio. Each class of Merger Shares has the same characteristics as shares of the corresponding class of the applicable Acquired Fund. Merger Shares will be treated as having been purchased on the date a shareholder purchased its shares of the applicable Acquired Fund and for the price it originally paid. For more information on the characteristics of each class of Merger Shares, please see the applicable Capital Growth Portfolio prospectus, a copy of which is included with this Prospectus/Proxy Statement.

Under Massachusetts law, shareholders of Capital Growth Portfolio could, under certain circumstances, be held personally liable for the obligations of Capital Growth Portfolio. However, the Capital Growth Portfolio’s Declaration of Trust disclaims shareholder liability for the acts or obligations of Capital Growth Portfolio and provides for indemnification for all losses and expenses of any shareholder held liable for the obligations of Capital Growth Portfolio. The indemnification and reimbursement discussed in the preceding sentence is to be made only out of the assets of Capital Growth Portfolio.

Federal Income Tax Consequences.    As a condition to each Fund’s obligation to consummate its merger, each Fund will receive a tax opinion from Willkie Farr & Gallagher LLP (which opinion would be based on certain factual representations and certain customary assumptions), to the effect that, on the basis of the existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

•	the acquisition by Bond Portfolio of all of the assets of the applicable Acquired Fund solely in exchange for Merger Shares and the assumption by Bond Portfolio of all of the liabilities of the applicable Acquired Fund, followed by the distribution by the applicable Acquired Fund to its shareholders of Merger Shares in complete liquidation of the applicable Acquired Fund, all pursuant to the Agreement, constitutes a reorganization within the meaning of Section 368(a) of the Code, and the applicable Acquired Fund and Bond Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•	under Section 361 of the Code, the applicable Acquired Fund will not recognize gain or loss upon the transfer of the applicable Acquired Fund’s assets to Bond Portfolio in exchange for Merger Shares and the assumption of the applicable Acquired Fund liabilities by Bond Portfolio, and the applicable Acquired Fund will not recognize gain or loss upon the distribution to the applicable Acquired Fund’s shareholders of the Merger Shares in liquidation of the applicable Acquired Fund;

•	under Section 354 of the Code, shareholders of the applicable Acquired Fund will not recognize gain or loss on the receipt of Merger Shares solely in exchange for the applicable Acquired Fund shares;

•	under Section 358 of the Code, the aggregate basis of the Merger Shares received by each shareholder of the applicable Acquired Fund will be the same as the aggregate basis of the applicable Acquired Fund shares exchanged therefor;

•	under Section 1223(1) of the Code, the holding period of the Merger Shares received by each the applicable Acquired Fund shareholder will include the holding periods of the applicable Acquired Fund shares exchanged therefor, provided that the applicable Acquired Fund shareholder held the applicable Acquired Fund shares at the time of the reorganization as a capital asset;

•	under Section 1032 of the Code, Bond Portfolio will not recognize gain or loss upon the receipt of assets of the applicable Acquired Fund in exchange for Merger Shares and the assumption by Bond Portfolio of all of the liabilities of the applicable Acquired Fund;

•	under Section 362(b) of the Code, the basis of the assets of the applicable Acquired Fund transferred to Bond Portfolio in the reorganization will be the same in the hands of Bond Portfolio as the basis of such assets in the hands of the applicable Acquired Fund immediately prior to the transfer; and

•	under Section 1223(2) of the Code, the holding periods of the assets of the applicable Acquired Fund transferred to Bond Portfolio in the reorganization in the hands of Bond Portfolio will include the periods during which such assets were held by the applicable Acquired Fund.

As long as the Contracts qualify as annuity contracts under Section 72 of the Code and Treasury regulations thereunder, the mergers, whether or not treated as tax-free reorganizations for federal income tax purposes, will not create any tax liability for Contract Owners. Contract Owners who choose to redeem or exchange their investments by surrendering their Contracts or initiating a partial withdrawal, however, may be subject to taxes and a 10% tax penalty.

This description of the federal income tax consequences of the mergers is made without regard to the particular facts and circumstances of any shareholder or Contract Owner. Shareholders and Contract Owners are urged to consult their own tax advisors as to the specific consequences to them of a merger, including the applicability and effect of state, local, non-U.S. and other tax laws.

The portfolio turnover rate for Capital Growth Portfolio, i.e., the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less), for the fiscal year ended December 31, 2004 was [            ]%. The portfolio turnover rate for Growth Portfolio for the fiscal year ended December 31, 2004 was [            ]%. The portfolio turnover rate for Eagle Portfolio for the fiscal year ended December 31, 2004 was [            ]%. [While these figures do not reflect a significant difference between the Funds, a][A] higher portfolio turnover rate involves greater brokerage and transaction expenses to a fund.

Capital Growth Portfolio intends to distribute investment company taxable income and any net realized capital gains in April each year. Additional distributions may be made if necessary. For all Funds, all distributions will be reinvested in shares of the same class of the applicable Fund unless a Participating Insurance Company informs the Fund that distributions should be made in cash. If the Agreement is approved by shareholders of an Acquired Fund, the applicable Acquired Fund will pay its shareholders a distribution of all undistributed net investment income and undistributed realized net capital gains (after reduction by any capital loss carryforwards) immediately prior to the Closing (as defined in the Agreement).

Capitalization.    The following table shows the audited capitalization of each Fund as of December 31, 2004 and of Capital Growth Portfolio on a pro forma unaudited combined basis, giving effect to the proposed acquisition of assets at net asset value as of that date:(1)

	Capital Growth Portfolio			Growth Portfolio			Eagle Portfolio			Pro Forma Adjustments			Capital Growth Portfolio— Pro Forma Combined (assuming consummation of Growth Portfolio merger)			Capital Growth Portfolio— Pro Forma Combined (assuming consummation of Eagle Portfolio merger)			Capital Growth Portfolio— Pro Forma Combined (assuming consummation of all mergers)
Net Assets
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
	$	[	]	$	[	]	$	[	]	$	[	]				$	[	]
	$	[	]	$	[	]	$	[	]	$	[	]							$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
	$	[	]	$	[	]	$	[	]	$	[	]				$	[	]
	$	[	]	$	[	]	$	[	]	$	[	]							$	[	]

Total Net Assets	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]

	Capital Growth Portfolio			Growth Portfolio			Eagle Portfolio			Pro Forma Adjustments			Capital Growth Portfolio— Pro Forma Combined (assuming consummation of Growth Portfolio merger)			Capital Growth Portfolio— Pro Forma Combined (assuming consummation of Eagle Portfolio merger)			Capital Growth Portfolio— Pro Forma Combined (assuming consummation of all mergers)
Shares Outstanding
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
	$	[	]	$	[	]	$	[	]	$	[	]				$	[	]
	$	[	]	$	[	]	$	[	]	$	[	]							$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
	$	[	]	$	[	]	$	[	]	$	[	]				$	[	]
	$	[	]	$	[	]	$	[	]	$	[	]							$	[	]
Net Asset Value Per Share
Class A Shares	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
	$	[	]	$	[	]	$	[	]	$	[	]				$	[	]
	$	[	]	$	[	]	$	[	]	$	[	]							$	[	]
Class B Shares	$	[	]	$	[	]	$	[	]	$	[	]	$	[	]
	$	[	]	$	[	]	$	[	]	$	[	]				$	[	]
	$	[	]	$	[	]	$	[	]	$	[	]							$	[	]

(1)	Assumes the mergers had been consummated on December 31, 2004, and is for information purposes only. No assurance can be given as to how many shares of Capital Growth Portfolio will be received by the shareholders of the Acquired Funds on the date the merger takes place, and the foregoing should not be relied upon to reflect the number of shares of Capital Growth Portfolio that actually will be received on or after such date.

Unaudited pro forma combined financial statements of the Funds as of December 31, 2004 and for the twelve-month period then ended are included in the Merger SAI. Because the Agreement provides that Capital Growth Portfolio will be the surviving Fund following the mergers, and because Capital Growth Portfolio’s investment objective and policies will remain unchanged, the pro forma combined financial statements reflect the transfer of the assets and liabilities of the Acquired Funds to Capital Growth Portfolio as contemplated by the Agreement.

The Trustees of the Trust, including the Disinterested Trustees, recommend approval of each merger.

V. Information About Voting and the Shareholder Special Meetings

General.    This Prospectus/Proxy Statement is furnished in connection with (i) the proposed merger of Growth Portfolio with and into Capital Growth Portfolio, (ii) the proposed merger of Eagle Portfolio with and into Capital Growth Portfolio and (iii) the solicitation of proxies by and on behalf of the Trustees of the Trust for use at the Special Meeting of shareholders (each a “Meeting” and collectively, the “Meetings”). The Meetings are to be held April 15, 2005 at [9:00 a.m.] Eastern time, at the offices of DeIM, 345 Park Avenue, 27th Floor, New York, New York 10154, or at such later time as is made necessary by adjournment. The applicable Notice of the Special Meetings, the combined Prospectus/Proxy Statement and the enclosed form of proxy or voting instruction form are being mailed to investors on or about [mailing date].

As of [record date], Growth Portfolio had the following shares outstanding:

Share Class	Number of Shares
Class A	[ ]
Class B	[ ]

As of [record date], Eagle Portfolio had the following shares outstanding:

Share Class	Number of Shares
Class A	[ ]
Class B	[ ]

Only shareholders of record on [record date] will be entitled to notice of and to vote at the applicable Meeting. Each share is entitled to one vote, with fractional shares voting proportionally.

The Trustees of the Trust know of no matters other than those set forth herein to be brought before the Meetings. If, however, any other matters properly come before a Meeting, it is the Trustees’ intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the form of proxy.

Required Vote.    Proxies are being solicited from shareholders of each Acquired Fund by the Trust’s Trustees for the Meetings. Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specification, FOR approval of the Agreement. The transactions contemplated by the Agreement will be consummated only if approved by the affirmative vote of the shareholders of the applicable Acquired Fund entitled to vote more than fifty percent (50%) of the votes entitled to be cast on the matter at the Meeting.

Record Date, Quorum and Method of Tabulation.    Shareholders of record of an Acquired Fund at the close of business on [record date] (the “Record Date”) will be entitled to vote at that Acquired Fund’s Meeting or any adjournment thereof. The holders of at least 30% of the shares of that Acquired Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the transaction of business at a Meeting. In the event that the necessary quorum to transact business or the vote required to approve the proposal is not obtained at a Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies.

Votes cast by proxy or in person at a Meeting will be counted by persons appointed by the applicable Acquired Fund as tellers for the Meeting. The tellers will count the total number of votes cast “for” approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that reflect abstentions as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum, but will have the effect of a negative vote on the proposal. Shares attributable to amounts retained by each Participating Insurance Company will be voted in the same proportion as voting instructions received from Contract Owners. Accordingly, there are not expected to be any “broker non-votes.”

Share Ownership.    As of [record date], the officers and Trustees of the Trust, as a group, beneficially owned [less than 1%] of the outstanding shares of each of Growth Portfolio and Eagle Portfolio. As of [record date], the officers and Trustees of Scudder Variable Series I, as a group, beneficially owned [less than 1%] of the outstanding shares of Capital Growth Portfolio. To the best of the knowledge of Growth Portfolio, the following shareholders owned of record or beneficially 5% or more of the outstanding shares of any class of Growth Portfolio as of such date:

Class	Shareholder Name and Address	Percentage Owned

To the best of the knowledge of Eagle Portfolio, the following shareholders owned of record or beneficially 5% or more of the outstanding shares of any class of Eagle Portfolio as of [record date]:

Class	Shareholder Name and Address	Percentage Owned

To the best of the knowledge of Capital Growth Portfolio, the following shareholders owned of record or beneficially 5% or more of the outstanding shares of any class of Capital Growth Portfolio as of [record date]:

Class	Shareholder Name and Address	Percentage Owned

Solicitation of Proxies.    As discussed above, shares of the Acquired Funds are offered only to Participating Insurance Companies to fund benefits under their Contracts. Accordingly, as of the close of business on [recent date], shares of the Acquired Funds were held by separate accounts, or sub-accounts thereof, of various Participating Insurance Companies. These shares are owned by the Participating Insurance Companies as depositors for their respective Contracts issued to individual Contract Owners or to a group (e.g., a defined benefit plan) in which Contract Owners participate. Contract Owners have the right to instruct the Participating Insurance Companies on how to vote the shares related to their interests through their Contracts

(i.e., pass-through voting). A Participating Insurance Company must vote the shares of an Acquired Fund held in its name as directed. In the absence of voting directions on any voting instruction form that is signed and returned, the Participating Insurance Company will vote the interest represented thereby in favor of the proposal. If a Participating Insurance Company does not receive voting instructions for all of the shares of an Acquired Fund held under the Contracts, it will vote all of the shares in the relevant separate accounts with respect to the proposal, for, against, or abstaining, in the same proportion as the shares of such Acquired Fund for which it has received instructions from Contract Owners (i.e., “echo voting”). This Prospectus/Proxy Statement is used to solicit voting instructions from Contract Owners, as well as to solicit proxies from the Participating Insurance Companies and the actual shareholders of the Acquired Funds. All persons entitled to direct the voting of shares, whether or not they are shareholders, are described as voting for purposes of this Prospectus/Proxy Statement.

In addition to soliciting proxies by mail, certain officers and representatives of Capital Growth Portfolio, officers and employees of DeAM and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, by telegram or personally.

All properly executed proxies received in time for the applicable Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the proposal.

Georgeson Shareholder (“Georgeson”) has been engaged to assist in the solicitation of proxies, at an estimated cost of $[            ] and $[            ] for Growth Portfolio and Eagle Portfolio, respectively. As the date of the Meetings approaches, certain shareholders of the Acquired Funds may receive a telephone call from a representative of Georgeson if their votes have not yet been received. Authorization to permit Georgeson to execute proxies may be obtained by telephonically or electronically transmitted instructions from shareholders of the Acquired Funds. Proxies that are obtained telephonically or through the Internet will be recorded in accordance with the procedures described below. The Trustees believe that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

In all cases where a telephonic proxy is solicited, the Georgeson representative is required to ask for each shareholder’s full name and address, or zip code, or both, and to confirm that the shareholder has received the proxy materials in the mail. If the shareholder is a corporation or other entity, the Georgeson representative is required to ask for the person’s title and confirmation that the person is authorized to direct the voting of the shares. If the information solicited agrees with the information provided to Georgeson, then the Georgeson representative has the responsibility to explain the process, read the proposal on the proxy card, and ask for the shareholder’s instructions on the proposal. Although the Georgeson representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in this Prospectus/Proxy Statement. Georgeson will record the shareholder’s instructions on the card. Within 72 hours, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call Georgeson immediately if his or her instructions are not correctly reflected in the confirmation.

Please see the instructions on your proxy card for telephone touch-tone voting and Internet voting. Shareholders will have an opportunity to review their voting instructions and make any necessary changes before submitting their voting instructions and terminating their telephone call or Internet link. Shareholders who vote through the Internet, in addition to confirming their voting instructions prior to submission, will also receive an e-mail confirming their instructions upon request.

If a shareholder wishes to participate in a Meeting, but does not wish to give a proxy by telephone or electronically, the shareholder may still submit the proxy card originally sent with the Prospectus/Proxy Statement or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card, they may contact Georgeson toll-free at 1-888-288-5518. Any proxy given by a shareholder is revocable until voted at the applicable Meeting.

Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in soliciting instructions from their principals. The cost of preparing, printing and mailing the enclosed proxy card and Prospectus/Proxy Statement, and all other costs incurred in connection with the solicitation of proxies for the Acquired Funds, including any additional solicitation made by letter, telephone or telegraph, will be paid by DeAM.

Revocation of Voting Instructions.    Proxies, including proxies given by telephone or over the Internet, may be revoked at any time before they are voted either (i) by a written revocation received by the Secretary of the Trust at 222 South Riverside Plaza, Chicago, IL 60606, (ii) by properly executing a later-dated proxy that is received by the applicable Acquired Fund at or prior to the applicable Meeting, or (iii) by attending the applicable Meeting and voting in person. Merely attending the applicable Meeting without voting, however, will not revoke a previously submitted proxy. Only a shareholder may execute or revoke a proxy. Contract Owners should consult their Participating Insurance Company regarding their ability to revoke voting instructions after such instructions have been provided to the Participating Insurance Company.

Adjournment.    If sufficient votes in favor of the proposal set forth in the applicable Notice of the Special Meeting are not received by the time scheduled for the applicable Meeting, the persons named as proxies may propose adjournments of the Meeting for a reasonable time after the date set for the original meeting to permit further solicitation of proxies.

VI. Regulatory and Litigation Matters

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations (“inquiries”) into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds’ investment advisors and their affiliates, certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each Scudder fund’s investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. Based on currently available information, the funds’ investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [    ] day of [            ], 2005, by and among Scudder Variable Series I (the “Acquiring Trust”), a Massachusetts business trust, on behalf of Capital Growth Portfolio (the “Acquiring Fund”), a separate series of the Acquiring Trust; Scudder Variable Series II (the “Acquired Trust” and, together with the Acquiring Trust, each a “Trust” and collectively the “Trusts”), a Massachusetts business trust, on behalf of [Scudder Growth Portfolio]/[SVS Eagle Focused Large Cap Growth Portfolio] (the “Acquired Fund” and, together with the Acquiring Fund, each a “Fund” and collectively the “Funds”), a separate series of the Acquired Trust; and Deutsche Investment Management Americas Inc. (“DeIM”), investment adviser for the Funds (for purposes of section 10.2 of the Agreement only). The principal place of business of the Acquiring Trust is Two International Place, Boston, Massachusetts 02110. The principal place of business of the Acquired Trust is 222 South Riverside Plaza, Chicago, Illinois 60606.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization (the “Reorganization”) will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A and Class B voting shares of beneficial interest (par value $0.01 per share) of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund and the distribution of the Acquiring Fund Shares to the Class A and Class B shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.	Transfer of Assets of the Acquired Fund to the Acquiring Fund in Consideration For Acquiring Fund Shares, the Assumption of All Acquired Fund Liabilities and the Liquidation of the Acquired Fund

1.1    Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer to the Acquiring Fund all of the Acquired Fund’s assets as set forth in section 1.2, and the Acquiring Fund agrees in consideration therefor (i) to deliver to the Acquired Fund that number of full and fractional Class A and Class B Acquiring Fund Shares determined by dividing the value of the Acquired Fund’s assets net of any liabilities of the Acquired Fund with respect to the Class A and Class B shares of the Acquired Fund, computed in the manner and as of the time and date set forth in section 2.1, by the net asset value of one Acquiring Fund Share of the corresponding class, computed in the manner and as of the time and date set forth in section 2.2; and (ii) to assume all of the liabilities of the Acquired Fund, including, but not limited to, any deferred compensation to the Acquired Fund Board members. All Acquiring Fund Shares delivered to the Acquired Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in section 3.1 (the “Closing”).

1.2    The assets of the Acquired Fund to be acquired by the Acquiring Fund (the “Assets”) shall consist of all assets, including, without limitation, all cash, cash equivalents, securities, commodities and futures interests and dividends or interest or other receivables that are owned by the Acquired Fund and any deferred or prepaid expenses shown on the unaudited statement of assets and liabilities of the Acquired Fund prepared as of the effective time of the Closing in accordance with generally accepted accounting principles (“GAAP”) applied consistently with those of the Acquired Fund’s most recent audited balance sheet. The Assets shall constitute at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, held by the Acquired Fund immediately before the Closing (excluding for these purposes assets used to pay the dividends and other distributions paid pursuant to section 1.4).

1.3    The Acquired Fund will endeavor, to the extent practicable, to discharge all of its liabilities and obligations that are accrued prior to the Closing Date as defined in section 3.1.

1.4    On or as soon as practicable prior to the Closing Date as defined in section 3.1, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5    Immediately after the transfer of Assets provided for in section 1.1, the Acquired Fund will distribute to the Acquired Fund’s shareholders of record with respect to each class of its shares (the “Acquired Fund Shareholders”), determined as of the Valuation Time (as defined in section 2.1), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to section 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished with respect to each class of the Acquired Fund by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The Acquiring Fund shall have no obligation to inquire as to the validity, propriety or correctness of such records, but shall assume that such transaction is valid, proper and correct. The aggregate net asset value of Class A and Class B Acquiring Fund Shares to be so credited to the Class A and Class B Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of the same class owned by such shareholders as of the Valuation Time. All issued and outstanding shares of the Acquired Fund will simultaneously be cancelled on the books of the Acquired Fund, although share certificates representing interests in Class A and Class B shares of the Acquired Fund will represent a number of Acquiring Fund Shares after the Closing Date as determined in accordance with section 2.3. The Acquiring Fund will not issue certificates representing Acquiring Fund Shares.

1.6    Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund. Shares of the Acquiring Fund will be issued in the manner described in the Acquiring Fund’s then-current prospectus and statement of additional information.

1.7    Any reporting responsibility of the Acquired Fund including, without limitation, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the “Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.8    All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

2.	Valuation

2.1    The value of the Assets and the liabilities of the Acquired Fund shall be computed as of the close of regular trading on The New York Stock Exchange, Inc. (the “NYSE”) on the business day immediately preceding the Closing Date, as defined in section 3.1 (the “Valuation Time”) after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures set forth in the Acquiring Trust’s Declaration of Trust, as amended, and the Acquiring Fund’s then-current prospectus or statement of additional information, copies of which have been delivered to the Acquired Fund.

2.2    The net asset value of a Class A or Class B Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Time using the valuation procedures referred to in section 2.1. Notwithstanding anything to the contrary contained in this Agreement, in the event that, as of the Valuation Time, there are no Class A or Class B Acquiring Fund Shares issued and outstanding, then, for purposes of this Agreement, the per share net asset value of Class A or Class B shares, as applicable, shall be equal to the net asset value of one Class B or Class A share, respectively, of the Acquiring Fund.

2.3    The number of Class A and Class B Acquiring Fund Shares to be issued (including fractional shares, if any) in consideration for the Assets shall be determined with respect to each such class by dividing the value of the Assets net of liabilities with respect to Class A and Class B shares of the Acquired Fund, as the case may be, determined in accordance with section 2.1 by the net asset value of an Acquiring Fund Share of the same class determined in accordance with section 2.2.

2.4    All computations of value hereunder shall be made by or under the direction of each Fund’s respective accounting agent, if applicable, in accordance with its regular practice and the requirements of the 1940 Act and shall be subject to confirmation by each Fund’s respective Independent Registered Public Accounting Firm upon the reasonable request of the other Fund.

3.	Closing and Closing Date

3.1    The Closing of the transactions contemplated by this Agreement shall be May 2, 2005, or such later date as the parties may agree in writing (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of 9:00 a.m., Eastern time, on the Closing Date, unless otherwise agreed to by the parties. The Closing shall be held at the offices of counsel to the Acquiring Fund, or at such other place and time as the parties may agree.

3.2    The Acquired Fund shall deliver to the Acquiring Fund on the Closing Date a schedule of Assets.

3.3    State Street Bank and Trust Company (“State Street”), custodian for the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets shall have been delivered in proper form to State Street, custodian for the Acquiring Fund, prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the custodian for the Acquired Fund to the custodian for the Acquiring Fund for examination no later than five business days preceding the Closing Date and transferred and delivered by the Acquired Fund as of the Closing Date by the Acquired Fund for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Acquired Fund’s portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the 1940 Act, shall be delivered as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for the Acquiring Fund. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

3.4    Scudder Investment Service Company (“SISC”) (or its designee), as transfer agent (or subtransfer agent) for the Acquired Fund, on behalf of the Acquired Fund, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership (to three decimal places) of outstanding Class A and Class B Acquired Fund shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Acquired Fund or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

3.5    In the event that immediately prior to the Valuation Time (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board members of either party to this Agreement, accurate appraisal of the value of the net assets with respect to the Class A and Class B shares of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

3.6    The liabilities of the Acquired Fund shall include all of the Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement including but not limited to any deferred compensation to the Acquired Fund’s Board members.

4.	Representations and Warranties

4.1    The Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

  (a)    The Acquired Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquired Trust’s Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and, subject to approval of shareholders of the Acquired Fund, to carry out the Agreement. The Acquired Fund is a separate series of the Acquired Trust duly designated in accordance with the applicable provisions of the Acquired Trust’s Declaration of Trust. The Acquired Trust and Acquired Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquired Trust or Acquired Fund. The Acquired Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquired Fund;

  (b)    The Acquired Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquired Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

  (c)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and such as may be required by state securities laws;

  (d)    The Acquired Trust is not, and the execution, delivery and performance of this Agreement by the Acquired Trust will not result (i) in violation of Massachusetts law or of the Acquired Trust’s Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquired Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquired Fund;

  (e)    Other than as disclosed on a schedule provided by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any properties or assets held by it. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business, other than as disclosed in the foregoing schedule, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

  (f)    The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquired Fund at and for the fiscal year ended December 31, 2003, have been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquiring Fund) present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with GAAP and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

  (g)    Since December 31, 2003, there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquiring Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund’s portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by Acquired Fund Shareholders shall not constitute a material adverse change;

  (h)    At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquired Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquired Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

  (i)    For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date;

  (j)    All issued and outstanding shares of the Acquired Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws, (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable and not subject to preemptive or dissenter’s rights (recognizing that, under Massachusetts law, Acquired Fund shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquired Fund), and (iii) will be held at the time of the Closing by the persons and in the amounts set forth in the records of SISC, as provided in section 3.4. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares;

  (k)    At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to section 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquiring Fund has received notice at or prior to the Closing, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act and the 1940 Act, except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing;

  (l)    The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquired Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act), and, subject to the approval of the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

  (m)    The information to be furnished by the Acquired Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc. (the “NASD”)), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

  (n)    The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; and

  (o)    The Registration Statement referred to in section 5.7, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act and the 1940 Act, as applicable, and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements are made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquiring Fund for use therein.

4.2    The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

  (a)    The Acquiring Trust is a voluntary association with transferable shares commonly referred to as a Massachusetts business trust duly organized and validly existing under the laws of The Commonwealth of Massachusetts with power under the Acquiring Trust’s Declaration of Trust, as amended, to own all of its properties and assets and to carry on its business as it is now being conducted and to carry out the Agreement. The Acquiring Fund is a separate series of the Acquiring Trust duly designated in accordance with the applicable provisions of the Acquiring Trust’s Declaration of Trust. The Acquiring Trust and Acquiring Fund are qualified to do business in all jurisdictions in which they are required to be so qualified, except jurisdictions in which the failure to so qualify would not have a material adverse effect on the Acquiring Trust or Acquiring Fund. The Acquiring Fund has all material federal, state and local authorizations necessary to own all of the properties and assets and to carry on its business as now being conducted, except authorizations which the failure to so obtain would not have a material adverse effect on the Acquiring Fund;

  (b)    The Acquiring Trust is registered with the Commission as an open-end management investment company under the 1940 Act, and such registration is in full force and effect and the Acquiring Fund is in compliance in all material respects with the 1940 Act and the rules and regulations thereunder;

  (c)    No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

  (d)    The Acquiring Trust is not, and the execution, delivery and performance of this Agreement by the Acquiring Trust will not result (i) in violation of Massachusetts law or of the Acquiring Trust’s Declaration of Trust, as amended, or By-Laws, (ii) in a violation or breach of, or constitute a default under, any material agreement, indenture, instrument, contract, lease or other undertaking known to counsel to which the Acquiring Fund is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Fund will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Fund is a party or by which it is bound, or (iii) in the creation or imposition of any lien, charge or encumbrance on any property or assets of the Acquiring Fund;

  (e)    Other than as disclosed on a schedule provided by the Acquiring Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any properties or assets held by it. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings which would materially and adversely affect its business, other than as disclosed in the foregoing schedule, and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

  (f)    The Statements of Assets and Liabilities, Operations, and Changes in Net Assets, the Financial Highlights, and the Investment Portfolio of the Acquiring Fund at and for the fiscal year ended December 31, 2003, have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, and are in accordance with GAAP consistently applied, and such statements (a copy of each of which has been furnished to the Acquired Fund) present fairly, in all material respects, the financial position of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

  (g)    Since December 31, 2003, there has not been any material adverse change in the Acquiring Fund’s financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred except as otherwise disclosed to and accepted in writing by the Acquired Fund. For purposes of this subsection (g), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund’s portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund shares by Acquiring Fund shareholders shall not constitute a material adverse change;

  (h)    At the date hereof and at the Closing Date, all federal and other tax returns and reports of the Acquiring Fund required by law to have been filed by such dates (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and, to the best of the Acquiring Fund’s knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

  (i)    For each taxable year of its operation, the Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its federal income tax under Section 852 of the Code, and will do so for the taxable year including the Closing Date;

  (j)    All issued and outstanding shares of the Acquiring Fund (i) have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws and (ii) are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, and not subject to preemptive or dissenter’s rights (recognizing that, under Massachusetts law, Acquiring Fund shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund). The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any of the Acquiring Fund Shares;

  (k)    The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued and outstanding Acquiring Fund Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, Acquiring Fund shareholders, under certain circumstances, could be held personally liable for the obligations of the Acquiring Fund);

  (l)    At the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund’s assets, free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice at or prior to the Closing;

  (m)    The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board members of the Acquiring Trust (including the determinations required by Rule 17a-8(a) under the 1940 Act) and this Agreement will constitute a valid and binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles;

  (n)    The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements or proxy materials or for use in any other document filed or to be filed with any federal, state or local regulatory authority (including the NASD), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto;

  (o)    The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

  (p)    The Registration Statement, only insofar as it relates to the Acquiring Fund, will, on the effective date of the Registration Statement and on the Closing Date, (i) comply in all material respects with the provisions and regulations of the 1933 Act, the 1934 Act, and the 1940 Act and (ii) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading; provided, however, that the representations and warranties in this section shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished or should have been furnished by the Acquired Fund for use therein; and

  (q)    The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as may be necessary in order to continue its operations after the Closing Date.

5.	Covenants of the Acquiring Fund and the Acquired Fund

5.1    The Acquiring Fund and the Acquired Fund each covenants to operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that (a) such ordinary course of business will include (i) the declaration and payment of customary dividends and other distributions and (ii) such changes as are contemplated by the Funds’ normal operations; and (b) each Fund shall retain exclusive control of the composition of its portfolio until the Closing Date. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect. The Acquired Fund and Acquiring Fund covenant and agree to coordinate the respective portfolios of the Acquired Fund and Acquiring Fund from the date of the Agreement up to and including the Closing Date in order that at Closing, when the Assets are added to the Acquiring Fund’s portfolio, the resulting portfolio will meet the Acquiring Fund’s investment objective, policies and restrictions, as set forth in the Acquiring Fund’s prospectus, a copy of which has been delivered to the Acquired Fund.

5.2    Upon reasonable notice, the Acquiring Trust’s officers and agents shall have reasonable access to the Acquired Fund’s books and records necessary to maintain current knowledge of the Acquired Fund and to ensure that the representations and warranties made by the Acquired Fund are accurate.

5.3    The Acquired Fund covenants to call a meeting of the Acquired Fund Shareholders entitled to vote thereon to consider and act upon this Agreement and to take all other reasonable action necessary to obtain approval of the transactions contemplated herein. Such meeting shall be scheduled for no later than [meeting deadline].

5.4    The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.5    The Acquired Fund covenants that it will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

5.6    Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper, and/or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.7    Each Fund covenants to prepare in compliance with the 1933 Act, the 1934 Act and the 1940 Act the Registration Statement on Form N-14 (the “Registration Statement”) in connection with the meeting of the Acquired Fund Shareholders to consider approval of this Agreement and the transactions contemplated herein. The Acquiring Trust will file the Registration Statement, including a proxy statement, with the Commission. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus, which will include a proxy statement, all to be included in the Registration Statement, in compliance in all material respects with the 1933 Act, the 1934 Act and the 1940 Act.

5.8    The Acquired Fund covenants that it will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

5.9    The Acquiring Fund covenants to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act and 1940 Act, and such of the state securities laws as it deems appropriate in order to continue its operations after the Closing Date and to consummate the transactions contemplated herein; provided, however, that the Acquiring Fund may take such actions it reasonably deems advisable after the Closing Date as circumstances change.

5.10    The Acquiring Fund covenants that it will, from time to time, as and when reasonably requested by the Acquired Fund, execute and deliver or cause to be executed and delivered all such assignments, assumption agreements, releases, and other instruments, and will take or cause to be taken such further action, as the Acquired Fund may reasonably deem necessary or desirable in order to (i) vest and confirm to the Acquired Fund title to and possession of all Acquiring Fund shares to be transferred to the Acquired Fund pursuant to this Agreement and (ii) assume the liabilities from the Acquired Fund.

5.11    As soon as reasonably practicable after the Closing, the Acquired Fund shall make a liquidating distribution to its shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.12    The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.13    The intention of the parties is that the transaction will qualify as a reorganization within the meaning of Section 368(a) of the Code. Neither the Trusts, the Acquiring Fund nor the Acquired Fund shall take any action, or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the transaction to qualify as a reorganization within the meaning of Section 368(a) of the Code. At or prior to the Closing Date, the Trusts, the Acquiring Fund and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Willkie Farr & Gallagher LLP to render the tax opinion contemplated herein in section 8.5.

5.14    At or immediately prior to the Closing, the Acquired Fund will declare and pay to its shareholders a dividend or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

5.15    The Acquiring Fund agrees to identify in writing prior to the Closing Date any assets of the Acquired Fund that it does not wish to acquire because they are not consistent with the current investment strategy of the Acquiring Fund, and the Acquired Fund agrees to dispose of such assets prior to the Closing Date.

6.	Conditions Precedent to Obligations of the Acquired Fund

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1    All representations and warranties of the Acquiring Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquired Fund, its adviser or any of their affiliates) against the Acquiring Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquiring Fund which the Acquiring Fund reasonably believes might result in such litigation.

6.2    The Acquiring Fund shall have delivered to the Acquired Fund on the Closing Date a certificate executed in its name by the Acquiring Trust’s President or a Vice President, in a form reasonably satisfactory to the Acquired Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquired Fund shall reasonably request.

6.3    The Acquired Fund shall have received on the Closing Date an opinion of Ropes & Gray LLP, in a form reasonably satisfactory to the Acquired Fund, and dated as of the Closing Date, to the effect that:

  (a)    the Acquiring Trust has been formed and is legally existing as a business trust;

  (b)    the Acquiring Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Fund’s registration statement under the 1940 Act;

  (c)    the Agreement has been duly authorized, executed and delivered by the Acquiring Trust, on behalf of the Acquiring Fund, and constitutes a valid and legally binding obligation of the Acquiring Trust, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles;

  (d)    the execution and delivery of the Agreement did not, and the issuance of Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquiring Trust’s Declaration of Trust, as amended, or By-laws; and

  (e)    to the knowledge of such counsel, and without any independent investigation, (i) other than as disclosed on the schedule provided by the Acquiring Fund pursuant to section 4.2 of the Agreement, the Acquiring Fund is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquiring Fund, (ii) the Acquiring Trust is duly registered as an investment company with the Commission and is not subject to any stop order, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquiring Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the issuance of Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

The delivery of such opinion is conditioned upon receipt by Ropes & Gray LLP of customary representations it shall reasonably request of each of the Acquiring Trust and the Acquired Trust.

6.4    The Acquiring Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Fund on or before the Closing Date.

6.5    The Acquiring Fund shall have entered into an expense cap agreement with DeIM limiting the expenses of the Class A and Class B shares of the Acquiring Fund to 0.49% and 1.61%, respectively, excluding 12b-1 plans and certain other expenses, for the period commencing [closing date] and ending May 1, 2008, in a form reasonably satisfactory to the Acquired Fund.

7.	Conditions Precedent to Obligations of the Acquiring Fund

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following further conditions:

7.1    All representations and warranties of the Acquired Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date; and there shall be (i) no pending or threatened litigation brought by any person (other than the Acquiring Fund, its adviser or any of their affiliates) against the Acquired Fund or its investment adviser(s), Board members or officers arising out of this Agreement and (ii) no facts known to the Acquired Fund which the Acquired Fund reasonably believes might result in such litigation.

7.2    The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities as of the Closing Date, certified by the Treasurer of the Acquired Trust.

7.3    The Acquired Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by the Acquired Trust’s President or a Vice President, in a form reasonably satisfactory to the Acquiring Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Trust with respect to the Acquired Fund made in this Agreement are true and correct on and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Acquiring Fund shall reasonably request.

7.4    The Acquiring Fund shall have received on the Closing Date an opinion of Vedder, Price, Kaufman & Kammholz, P.C., in a form reasonably satisfactory to the Acquiring Fund, and dated as of the Closing Date, to the effect that:

  (a)    the Acquired Trust has been formed and is an existing business trust;

  (b)    the Acquired Fund has the power to carry on its business as presently conducted in accordance with the description thereof in the Acquired Trust’s registration statement under the 1940 Act;

  (c)    the Agreement has been duly authorized, executed and delivered by the Acquired Trust, on behalf of the Acquired Fund, and constitutes a valid and legally binding obligation of the Acquired Trust, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and laws of general applicability relating to or affecting creditors’ rights and to general equity principles;

  (d)    the execution and delivery of the Agreement did not, and the exchange of the Acquired Fund’s assets for Acquiring Fund Shares pursuant to the Agreement will not, violate the Acquired Trust’s Declaration of Trust, as amended, or By-laws; and

  (e)    to the knowledge of such counsel, and without any independent investigation, (i) other than as disclosed on the schedule provided by the Acquired Fund pursuant to section 4.1 of the Agreement, the Acquired Fund is not subject to any litigation or other proceedings that might have a materially adverse effect on the operations of the Acquired Fund, (ii) the Acquired Trust is registered as an investment company under the 1940 Act and no stop order suspending the effectiveness of its registration statement has been issued under the 1933 Act and no order of suspension or revocation of registration pursuant to Section 8(e) of the 1940 Act has been issued, and (iii) all regulatory consents, authorizations, approvals or filings required to be obtained or made by the Acquired Fund under the federal laws of the United States or the laws of The Commonwealth of Massachusetts for the exchange of the Acquired Fund’s assets for Acquiring Fund Shares, pursuant to the Agreement have been obtained or made.

The delivery of such opinion is conditioned upon receipt by Vedder, Price, Kaufman & Kammholz, P.C. of customary representations it shall reasonably request of each of the Acquiring Trust and the Acquired Trust.

7.5    The Acquired Fund shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Fund on or before the Closing Date.

8.	Further Conditions Precedent to Obligations of the Acquiring Fund and the Acquired Fund

If any of the conditions set forth below have not been met on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1    This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of the Acquired Trust’s Declaration of Trust, as amended, and By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this section 8.1.

8.2    On the Closing Date, no action, suit or other proceeding shall be pending or to its knowledge threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain material damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3    All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Fund or the Acquired Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

8.4    The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5    The parties shall have received an opinion of Willkie Farr & Gallagher LLP addressed to each of the Acquiring Fund and the Acquired Fund, in a form reasonably satisfactory to each such party to this Agreement, substantially to the effect that, based upon certain facts, assumptions and representations of the parties, for federal income tax purposes: (i) the acquisition by Acquiring Fund of all of the assets of Acquired Fund solely in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of all of the liabilities of Acquired Fund, followed by the distribution by Acquired Fund to its shareholders of Acquiring Fund Shares in complete liquidation of Acquired Fund, all pursuant to the Agreement, constitutes a reorganization within the meaning of Section 368(a) of the Code, and Acquiring Fund and Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) under Section 361 of the Code, Acquired Fund will not recognize gain or loss upon the transfer of its assets to Acquiring Fund in exchange for Acquiring Fund Shares and the assumption of the Acquired Fund liabilities by Acquiring Fund, and Acquired Fund will not recognize gain or loss upon the distribution to its shareholders of the Acquiring Fund Shares in liquidation of Acquired Fund; (iii) under Section 354 of the Code, shareholders of Acquired Fund will not recognize gain or loss on the receipt of Acquiring Fund Shares solely in exchange for Acquired Fund shares; (iv) under Section 358 of the Code, the aggregate basis of the Acquiring Fund Shares received by each shareholder of Acquired Fund will be the same as the aggregate basis of Acquired Fund shares exchanged therefor; (v) under Section 1223(1) of the Code, the holding period of the Acquiring Fund Shares received by each Acquired Fund shareholder will include the holding period of Acquired Fund shares exchanged therefor, provided that the Acquired Fund shareholder held the Acquired Fund shares at the time of the reorganization as a capital asset; (vi) under Section 1032 of the Code, Acquiring Fund will not recognize gain or loss upon the receipt of assets of Acquired Fund in exchange for Acquiring Fund Shares and the assumption by Acquiring Fund of all of the liabilities of Acquired Fund; (vii) under Section 362(b) of the Code, the basis of the assets of Acquired Fund transferred to Acquiring Fund in the reorganization will be the same in the hands of Acquiring Fund as the basis of such assets in the hands of Acquired Fund immediately prior to the transfer; and (viii) under Section 1223(2) of the Code, the holding periods of the assets of Acquired Fund transferred to Acquiring Fund in the reorganization in the hands of Acquiring Fund will include the periods during which such assets were held by Acquired Fund. The delivery of such opinion is conditioned upon receipt by Willkie Farr & Gallagher of representations it shall request of each of the Acquiring Trust and Acquired Trust. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the condition set forth in this section 8.5.

9.	Indemnification

9.1    The Acquiring Fund agrees to indemnify and hold harmless the Acquired Fund and each of the Acquired Trust’s Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquired Trust or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

9.2    The Acquired Fund agrees to indemnify and hold harmless the Acquiring Fund and each of the Acquiring Trust’s Board members and officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which jointly and severally, the Acquiring Trust or any of its Board members or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

10.	Fees and Expenses

10.1    Each of the Acquiring Trust, on behalf of the Acquiring Fund, and the Acquired Trust, on behalf of the Acquired Fund, represents and warrants to the other that it has no obligations to pay any brokers or finders fees in connection with the transactions provided for herein.

10.2    DeIM will bear all the expenses associated with the Reorganization, including any transaction costs payable by the Acquired Fund in connection with sales of certain of its assets, as designated by the Acquiring Fund, in anticipation of the Reorganization.

11.	Entire Agreement

The Acquiring Fund and the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.	Termination

This Agreement may be terminated and the transactions contemplated hereby may be abandoned (i) by mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before [closing deadline], 2005, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Board members or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

13.	Amendments

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by any authorized officer of the Acquired Fund and any authorized officer of the Acquiring Fund; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to section 5.3 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

14.	Notices

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by Federal Express or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Acquired Fund, 222 South Riverside Plaza, Chicago, Illinois 60606, with a copy to Vedder, Price, Kaufman & Kammholz, P.C., 222 North LaSalle Street, Chicago, Illinois 60601, Attention: David A. Sturms, Esq., and Cathy G. O’Kelly, Esq., or to the Acquiring Fund, Two International Place, Boston, Massachusetts, 02110-4103, with a copy to Ropes & Gray LLP, One International Place, Boston, Massachusetts, 02110-2624, Attention: John W. Gerstmayr, or to any other address that the Acquired Fund or the Acquiring Fund shall have last designated by notice to the other party.

15.	Headings; Counterparts; Assignment; Limitation of Liability

15.1    The Article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2    This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3    This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and the shareholders of the Acquiring Fund and the Acquired Fund and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.4    References in this Agreement to each Trust mean and refer to the Board members of each Trust from time to time serving under its Declaration of Trust on file with the Secretary of State of The Commonwealth of Massachusetts, as the same may be amended from time to time, pursuant to which each Trust conducts its business. It is expressly agreed that the obligations of each Trust hereunder shall not be binding upon any of the Board members, shareholders, nominees, officers, agents, or employees of the Trusts or the Funds personally, but bind only the respective property of the Funds, as provided in each Trust’s Declaration of Trust. Moreover, no series of either Trust other than the Funds shall be responsible for the obligations of the Trusts hereunder, and all persons shall look only to the assets of the Funds to satisfy the obligations of the Trusts hereunder. The execution and the delivery of this Agreement have been authorized by each Trust’s Board members, on behalf of the applicable Fund, and this Agreement has been signed by authorized officers of each Fund acting as such, and neither such authorization by such Board members, nor such execution and delivery by such officers, shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the respective property of the Funds, as provided in each Trust’s Declaration of Trust.

Notwithstanding anything to the contrary contained in this Agreement, the obligations, agreements, representations and warranties with respect to each Fund shall constitute the obligations, agreements, representations and warranties of that Fund only (the “Obligated Fund”), and in no event shall any other series of the Trusts or the assets of any such series be held liable with respect to the breach or other default by the Obligated Fund of its obligations, agreements, representations and warranties as set forth herein.

15.5    This Agreement shall be governed by, and construed and enforced in accordance with, the laws of The Commonwealth of Massachusetts, without regard to its principles of conflicts of laws.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by an authorized officer and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

Attest:	SCUDDER VARIABLE SERIES I, on behalf of Capital Growth Portfolio

Secretary	By: Its:

Attest:	SCUDDER VARIABLE SERIES II, on behalf of [Scudder Growth Portfolio]/[SVS Eagle Focused Large Cap Growth Portfolio]

Secretary	By: Its:
AGREED TO AND ACKNOWLEDGED ONLY WITH RESPECT TO SECTION 10.2 HERETO DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.

By: Its:

EXHIBIT B

[Financial highlights for Capital Growth Portfolio contained in the Annual Report to Shareholders for the fiscal year ended December 31, 2004 to come.]

B-1

Scudder Investments

222 South Riverside Plaza

Chicago, Illinois 60606

(312) 537-7000

For more information please call your Fund’s proxy solicitor,

Georgeson Shareholder, at (888) 288-5518.

[            ]

[                    ]

YOUR VOTE IS IMPORTANT!

UNLESS VOTING BY TELEPHONE OR INTERNET,

PLEASE SIGN, DATE AND MAIL THIS PROXY CARD

PROMPTLY USING THE ENCLOSED ENVELOPE.

Your Proxy Vote is important!

And now you can Vote your Proxy on the

PHONE or the INTERNET.

It saves Money! Telephone and Internet

voting saves postage costs. Savings which

can help minimize expenses.

It saves Time! Telephone and Internet

voting is instantaneous – 24 hours a day.

It’s Easy! Just follow these simple steps:

1. Read your proxy statement and have it

and this proxy card at hand.

2. Call toll-free 1-866-241-6192, or go to

website: https://vote.proxy-direct.com.

3. Follow the recorded or on-screen

directions.

4. Do not mail your Proxy Card when you

vote by phone or Internet.

Please detach at perforation before mailing.

PO Box 18011 Hauppauge, NY 11788-8811	SCUDDER GROWTH PORTFOLIO SCUDDER VARIABLE SERIES II PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS 345 Park Avenue, 27th Floor, New York, New York 10154 9:00 a.m., Eastern time, on April 15, 2005	PROXY CARD

The undersigned hereby appoints Philip J. Collora, Daniel O. Hirsch, John Millette and Caroline Pearson, and each of them, with full power of substitution, as proxy or proxies of the undersigned to vote all shares of the Fund that the undersigned is entitled in any capacity to vote at the above-stated special meeting, and at any and all adjournments or postponements thereof (the ‘Special Meeting’), on the matter set forth in the Notice of Special Meeting of Shareholders and on this Proxy Card, and, in their discretion, upon all matters incident to the conduct of the Special Meeting and upon such other matters as may properly be brought before the Special Meeting. This proxy revokes all prior proxies given by the undersigned.

All properly executed proxies will be voted as directed. If no instructions are indicated on a properly executed proxy, the proxy will be voted FOR approval of the Proposal. All ABSTAIN votes will be counted in determining the existence of a quorum at the Special Meeting.

Receipt of the Notice of Special Meeting and the related Prospectus/Proxy Statement is hereby acknowledged.

VOTE VIA THE INTERNET: https://vote.proxy-direct.com VOTE VIA THE TELEPHONE: 1-866-241-6192

Note: Joint owners should EACH sign. Please sign EXACTLY as your name(s) appears on this card. When signing as attorney, trustee, executor, administrator, guardian or corporate officer, please give your FULL title as such.

Signature(s) (Title(s), if applicable)

Date

[            ]

[            ]

UNLESS VOTING BY TELEPHONE OR INTERNET, PLEASE SIGN, DATE AND MAIL THIS PROXY CARD

PROMPTLY USING THE ENCLOSED ENVELOPE. NO POSTAGE REQUIRED.

YOUR VOTE IS IMPORTANT!

UNLESS VOTING BY TELEPHONE OR INTERNET,

PLEASE SIGN, DATE AND MAIL THIS PROXY CARD

PROMPTLY USING THE ENCLOSED ENVELOPE.

Please detach at perforation before mailing.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES WITH RESPECT TO YOUR FUND. THE FOLLOWING MATTER IS PROPOSED BY YOUR FUND. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL.

TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK. Example: ■

VOTE ON PROPOSAL 1:

FOR	AGAINST	ABSTAIN

1.      Approve an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all of the assets of Scudder Growth Portfolio to Capital Growth Portfolio, in exchange for shares of Capital Growth Portfolio and the assumption by Capital Growth Portfolio of all of the liabilities of Scudder Growth Portfolio and the distribution of such shares, on a tax-free basis for federal income tax purposes, to the shareholders of Scudder Growth Portfolio in complete liquidation of Scudder Growth Portfolio.

☐	☐	☐
The appointed proxies will vote on any other business as may properly come before the Special Meeting.

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED ON REVERSE SIDE.

[            ]

[            ]

YOUR VOTE IS IMPORTANT!

UNLESS VOTING BY TELEPHONE OR INTERNET,

PLEASE SIGN, DATE AND MAIL THIS PROXY CARD

PROMPTLY USING THE ENCLOSED ENVELOPE.

Your Proxy Vote is important!

And now you can Vote your Proxy on the

PHONE or the INTERNET.

It saves Money! Telephone and Internet

voting saves postage costs. Savings which

can help minimize expenses.

It saves Time! Telephone and Internet

voting is instantaneous – 24 hours a day.

It’s Easy! Just follow these simple steps:

1. Read your proxy statement and have it

and this proxy card at hand.

2. Call toll-free 1-866-241-6192, or go to

website: https://vote.proxy-direct.com.

3. Follow the recorded or on-screen

directions.

4. Do not mail your Proxy Card when you

vote by phone or Internet.

Please detach at perforation before mailing.

PO Box 18011 Hauppauge, NY 11788-8811

SVS EAGLE FOCUSED LARGE CAP GROWTH PORTFOLIO

SCUDDER VARIABLE SERIES II

PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS

345 Park Avenue, 27th Floor, New York, New York 10154

9:00 a.m., Eastern time, on April 15, 2005

PROXY CARD

The undersigned hereby appoints Philip J. Collora, Daniel O. Hirsch, John Millette and Caroline Pearson, and each of them, with full power of substitution, as proxy or proxies of the undersigned to vote all shares of the Fund that the undersigned is entitled in any capacity to vote at the above-stated special meeting, and at any and all adjournments or postponements thereof (the ‘Special Meeting’), on the matter set forth in the Notice of Special Meeting of Shareholders and on this Proxy Card, and, in their discretion, upon all matters incident to the conduct of the Special Meeting and upon such other matters as may properly be brought before the Special Meeting. This proxy revokes all prior proxies given by the undersigned.

All properly executed proxies will be voted as directed. If no instructions are indicated on a properly executed proxy, the proxy will be voted FOR approval of the Proposal. All ABSTAIN votes will be counted in determining the existence of a quorum at the Special Meeting.

Receipt of the Notice of Special Meeting and the related Prospectus/Proxy Statement is hereby acknowledged.

VOTE VIA THE INTERNET: https://vote.proxy-direct.com VOTE VIA THE TELEPHONE: 1-866-241-6192

Note: Joint owners should EACH sign. Please sign EXACTLY as your name(s) appears on this card. When signing as attorney, trustee, executor, administrator, guardian or corporate officer, please give your FULL title as such.

Signature(s) (Title(s), if applicable)

Date

[            ]

[            ]

UNLESS VOTING BY TELEPHONE OR INTERNET, PLEASE SIGN, DATE AND MAIL THIS PROXY CARD

PROMPTLY USING THE ENCLOSED ENVELOPE. NO POSTAGE REQUIRED.

YOUR VOTE IS IMPORTANT!

UNLESS VOTING BY TELEPHONE OR INTERNET,

PLEASE SIGN, DATE AND MAIL THIS PROXY CARD

PROMPTLY USING THE ENCLOSED ENVELOPE.

Please detach at perforation before mailing.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES WITH RESPECT TO YOUR FUND. THE FOLLOWING MATTER IS PROPOSED BY YOUR FUND. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL.

TO VOTE, MARK A BLOCK BELOW IN BLUE OR BLACK INK. Example: ■

VOTE ON PROPOSAL 1:

FOR	AGAINST	ABSTAIN

1.      Approve an Agreement and Plan of Reorganization and the transactions it contemplates, including the transfer of all of the assets of SVS Eagle Focused Large Cap Growth Portfolio to Capital Growth Portfolio, in exchange for shares of Capital Growth Portfolio and the assumption by Capital Growth Portfolio of all of the liabilities of SVS Eagle Focused Large Cap Growth Portfolio and the distribution of such shares, on a tax-free basis for federal income tax purposes, to the shareholders of SVS Eagle Focused Large Cap Growth Portfolio in complete liquidation of SVS Eagle Focused Large Cap Growth Portfolio.

☐	☐	☐
Theappointed proxies will vote on any other business as may properly come before the Special Meeting.

THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED ON REVERSE SIDE.

[            ]

[            ]

FORM N-14

PART B

STATEMENT OF ADDITIONAL INFORMATION

SCUDDER VARIABLE SERIES I

CAPITAL GROWTH PORTFOLIO

This Statement of Additional Information (the “Merger SAI”) contains material that may be of interest to investors but that is not included in the Prospectus/Proxy Statement dated [effective date], 2005 (the “Prospectus/Proxy Statement”) for the Special Meetings of Shareholders of Scudder Growth Portfolio (“Growth Portfolio”) and SVS Eagle Focused Large Cap Growth Portfolio (“Eagle Portfolio”) to be held on April 15, 2005. This Merger SAI is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus/Proxy Statement, into which this Merger SAI is hereby incorporated by reference. This Merger SAI should be read in conjunction with the Prospectus/Proxy Statement. Copies of the Prospectus/Proxy Statement may be obtained at no charge by contacting Scudder Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, 1-800-621-1048, or from the firm from which the Merger SAI was obtained and are available along with other materials on the Securities and Exchange Commission’s Internet website (http://www.sec.gov). Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Proxy Statement.

Further information about Capital Growth Portfolio is contained in the statement of additional information, dated May 1, 2004, as supplemented from time to time, for Class A and Class B shares of Capital Growth Portfolio, a copy of which is attached to this Merger SAI as Appendix A. The audited financial statements and related Independent Registered Public Accounting Firm’s report for Capital Growth Portfolio contained in the Annual Report to Shareholders for the fiscal year ended December 31, 2004 are incorporated herein by reference.

Further information about Growth Portfolio is contained in the statement of additional information, dated May 1, 2004, as supplemented from time to time, for Class A and Class B shares of Growth Portfolio and is incorporated herein by reference. The audited financial statements and related Independent Registered Public Accounting Firm’s report for Growth Portfolio contained in the Annual Report to Shareholders for the fiscal year ended December 31, 2004 are incorporated herein by reference.

Further information about Eagle Portfolio is contained in the statement of additional information, dated May 1, 2004, as supplemented from time to time, for Class A and Class B shares of Eagle Portfolio and is incorporated herein by reference. The audited financial statements and related Independent Registered Public Accounting Firm’s report for Eagle Portfolio contained in the Annual Report to Shareholders for the fiscal year ended December 31, 2004 are incorporated herein by reference.

The unaudited pro forma financial statements, attached hereto as Appendix B, are intended to present the financial condition and related results of operations of Growth Portfolio, Eagle Portfolio and Capital Growth Portfolio as if the merger of all three Funds had been consummated on December 31, 2003, except as otherwise indicated.

The unaudited pro forma financial statements, attached hereto as Appendix C, are intended to present the financial condition and related results of operations of Growth Portfolio and Capital Growth Portfolio as if the merger of those two Funds had been consummated on December 31, 2003, except as otherwise indicated.

The unaudited pro forma financial statements, attached hereto as Appendix D, are intended to present the financial condition and related results of operations of Eagle Portfolio and Capital Growth Portfolio as if the merger of those two Funds had been consummated on December 31, 2003, except as otherwise indicated.

The date of this Merger SAI is [effective date], 2005.

APPENDIX A

Statement of Additional Information, dated May 1, 2004, as supplemented from time to time, for Class A and Class B shares of Capital Growth Portfolio [to be filed by amendment]

A-1

APPENDIX B

Unaudited Pro Forma Financial Statements [to be filed by amendment]

B-1

APPENDIX C

Unaudited Pro Forma Financial Statements [to be filed by amendment]

C-1

APPENDIX D

Unaudited Pro Forma Financial Statements [to be filed by amendment]

D-1

FORM N-14

PART C: OTHER INFORMATION

Item 15.    Indemnification

Deutsche Investment Management Americas Inc. (hereafter, “DeIM”), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant (“Private Litigation and Enforcement Actions”). In the event that this indemnification is unavailable to the Registrant for any reason, then DeIM has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DeIM and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DeIM and the Registrant, then DeIM shall pay the entire amount of such loss, damage, liability or expense.

In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to independent board members of an investment company that they have not engaged in disabling conduct, DeIM has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, “Covered Matters”), including without limitation:

1.	all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

2.	all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

3.	any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DeIM (or by a representative of DeIM acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DeIM, any of its corporate affiliates, or any of their directors, officers or employees;

4.	any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DeIM or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DeIM will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DeIM and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

5.	all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DeIM prevails on the merits of any such dispute in a final, nonappealable court order.

DeIM is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately will not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee’s duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DeIM has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee’s liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee’s duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DeIM.

The other information required by this item is incorporated herein by reference to Item 25 of Part C of Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

Item 16.    Exhibits

(1)

	(a)	Amended and Restated Declaration of Trust dated October 24, 1997 is incorporated herein by reference to Post Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(b)	Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(c)	Establishment and Designation of Series of Beneficial Interest, without Par Value dated February 9, 1996 is incorporated herein by reference to Post Effective Amendment No. 22 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(d)	Amended Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(e)	Redesignation of Series is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(f)	Abolition of Series is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(g)	Amended Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value, with respect to the Growth and Income Portfolio dated February 11, 1994 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(h)	Certificate of Amendment of Declaration of Trust, with respect to name change to Scudder Variable Series I is incorporated herein by reference to Post Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(i)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, without Par Value, dated February 22, 2001 is incorporated herein by reference to Post Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(j)	Establishment and Designation of Classes of Shares of Beneficial Interest, $.01 Par Value, on behalf of Health Sciences Portfolio, dated January 9, 2002 is incorporated herein by reference to Post Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(2)
	(a)	By-Laws of the Registrant dated March 15, 1985 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(b)	Amendment to the By-Laws of the Registrant dated November 13, 1991 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(c)	Amendment to the By-Laws of the Registrant dated November 9, 2000 is incorporated herein by reference to Post Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(d)	Amendment to the By-Laws of the Registrant dated December 10, 2002 is incorporated herein by reference to Post Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(e)	Amendment to the By-Laws of the Registrant dated October 14, 2003 is incorporated herein by reference to Post Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(3)		Not Applicable.

(4)		Form of Agreement and Plan of Reorganization constitutes Exhibit A to Part A hereof.

(5)
	(a)	Articles V, VI, VII and IX and Sections 2.12, 2.13, 2.16, 3.3, 4.1, 8.2, 8.3, 8.4, and 8.5 of the Amended and Restated Declaration of Trust included in response to Item 16(1) of this Part C.

	(b)	Article XII Section C and Articles III, IX and XI of the Bylaws included in response to Item 16(2) of this Part C.

(6)
	(a)	Investment Management Agreement between the Registrant and Deutsche Investment Management Americas Inc. with respect to the Money Market Portfolio is incorporated herein by reference to Post Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(b)	Investment Management Agreement between the Registrant and Deutsche Investment Management Americas Inc. with respect to the Bond Portfolio is incorporated herein by reference to Post Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(c)	Investment Management Agreement between the Registrant and Deutsche Investment Management Americas Inc. with respect to the Balanced Portfolio is incorporated herein by reference to Post Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(d)	Investment Management Agreement between the Registrant and Deutsche Investment Management Americas Inc. with respect to the Growth and Income Portfolio is incorporated herein by reference to Post Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(e)	Investment Management Agreement between the Registrant and Deutsche Investment Management Americas Inc. with respect to the Capital Growth Portfolio is incorporated herein by reference to Post Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(f)	Investment Management Agreement between the Registrant and Deutsche Investment Management Americas Inc. with respect to the 21st Century Growth Portfolio is incorporated herein by reference to Post Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(g)	Investment Management Agreement between the Registrant and Deutsche Investment Management Americas Inc. with respect to the Global Discovery Portfolio is incorporated herein by reference to Post Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(h)	Investment Management Agreement between the Registrant and Deutsche Investment Management Americas Inc. with respect to the International Portfolio is incorporated herein by reference to Post Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(i)	Investment Management Agreement between the Registrant and Deutsche Investment Management Americas Inc. with respect to the Health Sciences Portfolio is incorporated herein by reference to Post Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(7)
	(a)	Underwriting Agreement between the Registrant and Scudder Investor Services, Inc., is incorporated herein by reference to Post Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(b)	Underwriting Agreement between the Registrant and Scudder Distributors, Inc. dated September 30, 2002 is incorporated herein by reference to Post Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(c)	Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and Participating Insurance Companies is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(d)	Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and Carillon Investments, Inc. dated February 18, 1992 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(e)	Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and Aetna Life Insurance and Annuity Company dated April 27, 1992 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(f)	Participating Contract and Policy Agreement between Scudder Investor Services, Inc. and PNMR Securities, Inc. dated December 1, 1992 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(8)		Not Applicable.

(9)
	(a)	Custodian Contract between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(b)	Amendment to Custodian Contract between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Post Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(c)	Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. dated April 29, 1996 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(d)	Fee schedule for Exhibit (9)(b) is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(e)	Revised Fee Schedule for Exhibit (9)(b) is incorporated herein by reference to Post Effective Amendment No. 30 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(10)
	(a)	Master Distribution Plan for Class B shares pursuant to Rule 12b-1 dated February 9, 1996 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(b)	Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated herein by reference to Post Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(c)	Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940 is incorporated herein by reference to Post Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(d)	Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940, as amended March 1, 2002 is incorporated herein by reference to Post Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(e)	Master Distribution Plan for Class B shares pursuant to Rule 12b-1, as amended September 30, 2002 is incorporated herein by reference to Post Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(11)		Opinion of Ropes & Gray LLP, including consent, to be filed by Pre-Effective Amendment.

(12)		Form of Opinion of Willkie Farr & Gallagher LLP as to Tax Matters, including consent, to be filed by Pre-Effective Amendment.

(13)
	(a)	Transfer, Dividend Disbursing and Plan Agency Agreement between the Registrant and State Street Bank and Trust Company dated July 12, 1985 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(b)	Fee schedule for Exhibit (13)(a) is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(c)	Transfer Agency and Service Agreement between the Registrant and Scudder Service Corporation dated April 6, 1992 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(d)	Amendment to Participation Agreement between the Registrant and Charter National Life Insurance Company dated June 30, 1991 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(e)	Participation Agreement between the Registrant and The Union Central Life Insurance Company dated February 18, 1992 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(f)	Participation Agreement between the Registrant and AEtna Life Insurance and Annuity Company dated April 27, 1992 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(g)	Participation Agreement between the Registrant and Safeco Life Insurance Companies dated December 31, 1992 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(h)	First Amendment to the Fund Participation Agreement between AEtna Life Insurance and Annuity Company and the Fund dated February 19, 1993 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(i)	Second Amendment to the Fund Participation Agreement between AEtna Life Insurance and Annuity Company and the Fund dated August 13, 1993 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(j)	First Amendment to the Participation Agreement between Mutual of America Life Insurance Company, The American Life Insurance Company of New York and the Fund dated August 13, 1993 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(k)	First Amendment to the Participation Agreement between The Union Central Life Insurance Company and the Fund dated September 30, 1993 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(l)	Participation Agreement between the Registrant and American Life Assurance Corporation dated May 3, 1993 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(m)	Participation Agreement between the Registrant and AUSA Life Insurance Company, Inc. dated October 21, 1993 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(n)	Participation Agreement between the Registrant and Banner Life Insurance Company dated January 18, 1995 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(o)	Participation Agreement between the Registrant and Fortis Benefits Insurance Company dated June 1, 1994 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(p)	Participation Agreement between the Registrant and Lincoln Benefit Life Company dated December 30, 1993 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(q)	Participation Agreement between the Registrant and Charter National Life Insurance Company dated September 3, 1993 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(r)	Participation Agreement between the Registrant and Mutual of America Life Insurance Company dated December 30, 1988 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(s)	First Amendment to Participation Agreement between the Registrant and Mutual of America Life Insurance Company dated August 13, 1993 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(t)	Participation Agreement between the Registrant and Mutual of America Life Insurance Company dated December 30, 1988 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(u)	First Amendment to Participation Agreement between the Registrant and Mutual of America Life Insurance Company dated August 13, 1993 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(v)	Participation Agreement between the Registrant and Mutual of America Life Insurance Company dated December 30, 1993 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(w)	Participation Agreement between the Registrant and Paragon Life Insurance Company dated April 30, 1993 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(x)	Participation Agreement between the Registrant and Provident Mutual Life Insurance Company of Philadelphia dated July 21, 1993 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(y)	Participation Agreement between the Registrant and United of Omaha Life Insurance Company dated May 15, 1994 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(z)	First Amendment to the Participation Agreement between the Registrant and United of Omaha Life Insurance Company dated January 23, 1995 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(aa)	Participation Agreement between the Registrant and USAA Life Insurance Company dated February 3, 1995 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(bb)	Amendment to the Participation Agreement, the Reimbursement Agreement and the Participating Contract and Policy Agreement dated February 3, 1995 is incorporated herein by reference to Post Effective Amendment No. 16 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(cc)	Accounting Services Agreement between the Registrant and Scudder Fund Distributors, Inc. dated August 1, 1989 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(dd)	Fund Accounting Services Agreement between the Registrant, on behalf of the Money Market Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(ee)	Fund Accounting Services Agreement between the Registrant, on behalf of the Bond Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(ff)	Fund Accounting Services Agreement between the Registrant, on behalf of the Balanced Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(gg)	Fund Accounting Services Agreement between the Registrant, on behalf of the Growth and Income Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(hh)	Fund Accounting Services Agreement between the Registrant, on behalf of the Capital Growth Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(ii)	Fund Accounting Services Agreement between the Registrant, on behalf of the International Portfolio, and Scudder Fund Accounting Corporation dated October 1, 1994 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(jj)	Fund Accounting Services Agreement between the Registrant, on behalf of the Global Discovery Portfolio, and Scudder Fund Accounting Corporation dated May 1, 1996 is incorporated herein by reference to Post Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(kk)	Fund Accounting Services Agreement between the Registrant, on behalf of the Small Company Growth Portfolio, and Scudder Fund Accounting Corporation dated May 1, 1999 is incorporated herein by reference to Post Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(ll)	Fund Accounting Services Agreement between the Registrant, on behalf of the Large Company Growth Portfolio, and Scudder Fund Accounting Corporation dated May 1, 1999 is incorporated herein by reference to Post Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

	(mm)	Fund Accounting Services Agreement between the Registrant, on behalf of Health Sciences Portfolio, and Scudder Fund Accounting Corporation dated May 1, 2001 is incorporated herein by reference to Post Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File Nos. 2-96461 and 811-4257).

(14)
	(a)	Consent of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm to Capital Growth Portfolio, to be filed by Pre-Effective Amendment.

	(b)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm to Scudder Growth Portfolio and SVS Eagle Focused Large Cap Growth Portfolio, to be filed by Pre-Effective Amendment.

(15)		Not Applicable.

(16)		Power of Attorney is filed herein as Exhibit 16.

(17)		Form of Letters of Indemnity to be filed by Pre-Effective Amendment.

Item 17.    Undertakings

(1)    The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)    The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant, in the City of Boston and The Commonwealth of Massachusetts on the 17th day of February, 2005.

SCUDDER VARIABLE SERIES I

By:	/s/ JULIAN F. SLUYTERS
Julian F. Sluyters
Chief Executive Officer

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ CHARLES A. RIZZO	Treasurer	February 17, 2005
Charles A. Rizzo

/s/ HENRY P. BECTON, JR.	Trustee	February 17, 2005
Henry P. Becton, Jr.*

/s/ DAWN-MARIE DRISCOLL	Trustee	February 17, 2005
Dawn-Marie Driscoll*

/s/ KEITH R. FOX	Trustee	February 17, 2005
Keith R. Fox*

/s/ LOUIS E. LEVY	Trustee	February 17, 2005
Louis E. Levy*

/s/ JEAN GLEASON STROMBERG	Trustee	February 17, 2005
Jean Gleason Stromberg*

/s/ JEAN C. TEMPEL	Trustee	February 17, 2005
Jean C. Tempel*

Signature	Title	Date

/s/ CARL W. VOGT	Trustee	February 17, 2005
Carl W. Vogt*

/s/ JULIAN F. SLUYTERS	Chief Executive Officer	February 17, 2005
Julian F. Sluyters

*By:	/s/ JOHN MILLETTE
John Millette**
Vice President and Secretary Dated February 17, 2005

** Attorney-in-fact pursuant to Power of Attorney filed herein as Exhibit 16.

Exhibit Index

(16)	Power of Attorney – Exhibit 16